As filed with the Securities and Exchange Commission on October 28, 2016

File Nos. 333-123998

811-21749

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 29

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

CRM Mutual Fund Trust

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-326-5334

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Lea Anne Copenhefer, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [ ] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph a(1)

☐	On [ ] pursuant to paragraph a(1)

☐	75 days after filing pursuant to paragraph a(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

OCTOBER 28, 2016	TICKER SYMBOL
	Investor Shares	Institutional Shares

CRM SMALL CAP VALUE FUND	CRMSX	CRISX

CRM SMALL/MID CAP VALUE FUND	CRMAX	CRIAX

CRM MID CAP VALUE FUND	CRMMX	CRIMX

CRM LARGE CAP OPPORTUNITY FUND	CRMGX	CRIGX

CRM ALL CAP VALUE FUND	CRMEX	CRIEX

CRM INTERNATIONAL OPPORTUNITY FUND	CRMIX	CRIIX

FUND SUMMARIES

CRM SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

CRM Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	0.12%	0.14%

Total Other Expenses	0.37%	0.14%

Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.13%	0.90%

(1)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$115	$359	$622	$1,375
Institutional Shares	$92	$287	$498	$1,108

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2000 Value Index (“small cap companies”) that are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Index was approximately $32 million to $5.5 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund holds will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small capitalization companies. Small capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

22.08%	(24.58)%
For the quarter ended December 31, 2010	For the quarter ended September 30, 2011

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	(2.29)%	7.29%	6.23%
After Taxes on Distributions	(7.00)%	3.85%	3.92%
After Taxes on Distributions and Sale of Shares	1.39%	5.34%	4.74%
Investor Shares
Before Taxes	(2.48)%	7.05%	5.99%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47)%	7.67%	5.58%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41)%	9.19%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGER

Brian M. Harvey, CFA leads the team that is responsible for the day-to-day management of the Fund. Mr. Harvey has served as a portfolio manager of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

CRM Small/Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	0.12%	0.15%

Total Other Expenses	0.37%	0.15%

Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.13%	0.91%

(1)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$115	$359	$622	$1,375
Institutional Shares	$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2500 Value Index or in the S&P Mid Cap 400 Value Index (together, “small/mid cap companies”) that are publicly traded on a U.S. securities market. The market capitalization ranges of the Indices change constantly, and as a result, the capitalization of small/mid cap companies in which the Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Russell 2500 Value Index was approximately $32 million to $25 billion, and the market capitalization range of the S&P Mid Cap 400 Value Index was approximately $1 billion to $10 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable costs, as well as income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

15.75%	(22.70)%
For the quarter ended December 31, 2010	For the quarter ended September 30, 2011

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	(7.44)%	7.71%	7.37%
After Taxes on Distributions	(9.76)%	4.65%	5.49%
After Taxes on Distributions and Sale of Shares	(2.26)%	5.63%	5.64%
Investor Shares
Before Taxes	(7.59)%	7.50%	7.14%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)	(5.49)%	9.23%	6.51%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.90)%	10.32%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGERS

Jay B. Abramson, Brittain Ezzes and Thad Pollock jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as a portfolio manager of the Fund since its inception. Ms. Ezzes has served as a portfolio manager of the Fund since 2014. Mr. Pollock has served as a portfolio manager of the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

CRM MID CAP VALUE FUND

INVESTMENT OBJECTIVE

CRM Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	0.13%	0.20%

Total Other Expenses	0.38%	0.20%

Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.14%	0.96%

(1)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$116	$362	$628	$1,386
Institutional Shares	$98	$306	$531	$1,178

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell Midcap Value Index (“mid cap companies”) that are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of mid cap companies in which the Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Index was approximately $675 million to $28 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in mid capitalization companies. Mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

14.71%	(22.24)%
For the quarter ended June 30, 2009	For the quarter ended December 31, 2008

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	(2.42)%	8.63%	6.89%
After Taxes on Distributions	(10.44)%	4.36%	4.34%
After Taxes on Distributions and Sale of Shares	2.76%	6.11%	5.12%
Investor Shares
Before Taxes	(2.58)%	8.41%	6.66%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	11.25%	7.61%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(2.44)%	11.44%	8.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGERS

Jay B. Abramson, Brittain Ezzes and Thad Pollock jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as a portfolio manager of the Fund since its inception. Ms. Ezzes has served as a portfolio manager of the Fund since 2016. Mr. Pollock has served as a portfolio manager of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

CRM LARGE CAP OPPORTUNITY FUND

INVESTMENT OBJECTIVE

CRM Large Cap Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	0.33%	0.29%

Total Other Expenses	0.58%	0.29%

Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)(2)	1.34%	1.05%
Fee Waiver and Expense Reimbursement(1)	(0.18)%	(0.14)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)(2)	1.16%	0.91%

(1)	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.15% and 0.90% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2017. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$118	$407	$717	$1,597
Institutional Shares	$93	$320	$566	$1,270

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 1000 Value Index (“large cap companies”) that are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of large cap companies in which the Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Index was approximately $675 million to $610 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

14.15%	(20.18)%
For the quarter ended June 30, 2009	For the quarter ended December 31, 2008

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	(1.04)%	9.98%	6.14%
After Taxes on Distributions	(3.84)%	5.74%	3.84%
After Taxes on Distributions and Sale of Shares	0.33%	6.77%	4.32%
Investor Shares
Before Taxes	(1.31)%	9.71%	5.87%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	(3.83)%	11.27%	6.16%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGERS

Jay B. Abramson, Robert Maina and Madeleine “Mimi” B. Morris jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as a portfolio manager of the Fund since its inception. Mr. Maina has served as a portfolio manager of the Fund since 2011. Ms. Morris has served as a portfolio manager of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

CRM ALL CAP VALUE FUND

INVESTMENT OBJECTIVE

CRM All Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	0.56%	0.56%

Total Other Expenses	0.81%	0.56%

Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)(2)	1.77%	1.52%
Fee Waiver and Expense Reimbursement(1)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)(2)	1.51%	1.26%

(1)	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2017. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$154	$532	$935	$2,062
Institutional Shares	$128	$455	$804	$1,790

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the Fund may invest. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 3000 Value Index and the Russell 3000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

17.89%	(23.47)%
For the quarter ended June 30, 2009	For the quarter ended December 31, 2008

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	Since Inception (October 24, 2006)
Institutional Shares
Before Taxes	1.46%	8.08%	5.07%
After Taxes on Distributions	(4.92)%	4.64%	3.15%
After Taxes on Distributions and Sale of Shares	4.60%	5.79%	3.70%
Investor Shares
Before Taxes	1.08%	7.80%	4.80%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	(4.13)%	10.98%	4.93%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGERS

Jay B. Abramson and Jeffrey B. Reich, MD jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as portfolio manager of the Fund since 2010. Dr. Reich has served as a portfolio manager of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

CRM INTERNATIONAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE

CRM International Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES

This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Investor Shares	Institutional Shares
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%	1.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	None
Other Miscellaneous Expenses	1.64%	1.62%

Total Other Expenses	1.89%	1.62%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses(1)(2)	2.80%	2.53%
Fee Waiver and Expense Reimbursement(1)	(1.29)%	(1.27)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)(2)	1.51%	1.26%

(1)	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2017. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$154	$746	$1,365	$3,035
Institutional Shares	$128	$666	$1,231	$2,770

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc., countries or markets with low- to- middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities and recently has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk. The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the MSCI ACWI Index (ex U.S.), a broad-based measure of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance-overview/, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

25.82%	(25.94)%
For the quarter ended June 30, 2009	For the quarter ended September 30, 2011

Average Annual Total Returns as of December 31, 2015	1 Year	5 Years	Since Inception (December 31, 2008)
Institutional Shares
Before Taxes	7.15%	1.24%	9.57%
After Taxes on Distributions	4.39%	(0.66)%	7.79%
After Taxes on Distributions and Sale of Shares	5.62%	0.61%	7.37%
Investor Shares
Before Taxes	6.92%	1.02%	9.33%
MSCI ACWI Index (ex U.S.) (reflects no deduction for fees, expenses or taxes)	(5.66)%	1.06%	7.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC.

PORTFOLIO MANAGERS

Andrey A. Belov, Ph.D. and Sackett S. Cook jointly lead the team responsible for the day-to-day management of the Fund. Dr. Belov and Mr. Cook have served as portfolio managers since 2013.

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Other Information” on page 39 of the prospectus.

OTHER INFORMATION

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of a Fund each day the New York Stock Exchange is open at the Fund’s net asset value next determined after receipt of your request in good order.

The minimum initial investment in a Fund is $2,500 ($1,000 for individual retirement accounts or automatic investment plans) for Investor Shares and $1,000,000 for Institutional Shares. The minimum additional investment for direct investors in each Fund’s Investor Shares is $50. Your financial intermediary may impose higher investment minimums. There is no minimum amount for additional investments in Institutional Shares.

You may purchase or redeem Fund shares by contacting your financial intermediary or, if you hold your shares directly with the Fund, by contacting the Funds

(i)	in writing at:

Regular Mail	Overnight Mail
CRM Funds	CRM Funds
c/o BNY Mellon	c/o BNY Mellon
Investment Servicing (US) Inc.	Investment Servicing (US) Inc.
P.O. Box 9812	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

(ii)	by telephone at 800-CRM-2883

TAX INFORMATION

Each Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains, and it is generally a taxable event for you if you redeem, sell or exchange Fund shares, except when your investment in the Fund is made through an individual retirement account, 401(k) or other tax-advantaged account. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, and CRM International Opportunity Fund (the “Funds”) each seek long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2000 Value Index (“small cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 2000 Value Index changes constantly, and as a result, the capitalization of small cap companies in which the Small Cap Value Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Russell 2000 Value Index was approximately $32 million to $5.5 billion.

The Small/Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2500 Value Index or in the S&P Mid Cap 400 Value Index (together, “small/mid cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization ranges of the Russell 2500 Value Index and/or the S&P Mid Cap 400 Value Index change constantly, and as a result, the capitalization of small/mid cap companies in which the Small/Mid Cap Value Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Russell 2500 Value Index was approximately $32 million to $25 billion, and the market capitalization range of the S&P Mid Cap 400 Value Index was approximately $1 billion to $10 billion.

The Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell Midcap Value Index (“mid cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Russell Midcap Value Index was approximately $675 million to $28 billion.

The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 1000 Value Index (“large cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Opportunity Fund will invest will also change. As of September 30, 2016, the market capitalization range of the Russell 1000 Value Index was approximately $675 million to $610 billion.

The All Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the All Cap Value Fund may invest.

The International Opportunity Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size.

Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a number of countries and geographical regions. There is no limit on the Fund’s investment in companies located in emerging markets countries. The percentage of Fund assets invested in particular countries or regions will change from time to time.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks; and

•	warrants on common stock.

Each Fund’s 80% investment policy may be changed without shareholder approval. Each Fund will provide shareholders with written notice at least 60 days prior to any change to its 80% investment policy.

Each Fund typically invests broadly across issuers and industries. The Funds do not consider a type of security to be an industry.

Value Investing. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

The Adviser’s Process. CRM identifies change from a variety of qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as news services and event driven information, and a screening process which uses various criteria, including neglect and valuation relationships (where CRM seeks to identify companies that are not being properly evaluated by other investors). “Connecting-the-Dots” research involves companies within the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend hundreds of company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	the extent of management’s ownership interest in a company;

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers; and

•	with respect to CRM International Opportunity Fund, country risk and currency risk.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

CRM’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. CRM’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing us to reassess the potential for the company; or (iii) CRM identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which CRM believes offers greater upside.

Foreign Securities. CRM International Opportunity Fund will invest in foreign securities that are traded on non-U.S. or U.S. securities exchanges or in the over-the-counter markets. Each of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund and CRM All Cap Value Fund may invest in foreign securities that are publicly traded on a U.S. securities market, and each may invest up to 20% of its assets in foreign securities that are traded on non-U.S. securities exchanges or in the over-the-counter markets.

Foreign securities held by a Fund may be traded on days and at times when the New York Stock Exchange is closed and the net asset value (“NAV”) of the Fund is therefore not calculated. Accordingly, the NAV of a Fund may be significantly affected on days when shareholders are not able to buy and, sell shares of the Fund. In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in a Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

ADDITIONAL INVESTMENT STRATEGIES

In addition to the principal investment strategies discussed above, each Fund may also use other techniques, including the following non-principal investment strategies.

Convertible Securities. Each Fund invests in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), or, if unrated, are determined by CRM to be of comparable quality. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in one of the three highest categories by a NRSRO such as Moody’s or S&P, or, if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity. Interest rates in the U.S. recently have been historically low and are expected to rise.

Derivatives. Each Fund may, but is not required to, invest in derivative contracts, such as options on securities and securities indices. Each Fund has adopted a fundamental policy under which it may not commit nor expose more than 15% of its total assets to derivative strategies. A Fund’s use of derivative contracts, such as options on securities and securities indices, may be risky, even when used for hedging purposes. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative investments themselves, behave in a way not anticipated by the Adviser, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility, which is the degree to which a Fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivative transactions present the same types of credit risk as issuers of debt securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. A Fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Use of derivatives or similar instruments may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. Derivatives may not be available on terms that make economic sense (for example, they may be too costly). The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivative markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulations may make using derivatives more costly, may limit their availability or utility, or otherwise adversely affect their performance, or may disrupt markets. A Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for sale to the general public, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Exchange-Traded Funds. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchange-traded funds (“ETFs”) which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory fees, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fees payable by the Fund. As such, there is a layering of fees and expenses.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

Securities Lending. Each Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors under agreements which require that the loans be secured continuously by collateral, typically consisting of money market mutual funds and other money market instruments, which the Fund will invest in during the term of the loan. The Fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is subject to additional risks, including the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral posted by the borrower, and the risk that the Fund is unable to recall a security in time to exercise voting rights or sell the security.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. As noted above, in connection with the loan of portfolio securities, each Fund may also hold collateral consisting of money market mutual funds and other money market instruments. A Fund’s investments in money market mutual funds and other money market instruments and the investment of cash collateral in connection with the loan of portfolio securities are subject to credit and interest rate risks.

MORE ON THE RISKS OF INVESTING IN THE FUNDS

You could lose money by investing in a Fund. There is no guarantee that the stock market or the stocks a Fund buys will increase in value. As with any mutual fund, there is no guarantee that a Fund will achieve its objective.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. In the past several years, financial markets, such as those in the U.S., Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. A Fund may experience a substantial or complete loss on any individual security. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. A Fund will be exposed to additional risks as a result of investments in the securities of small and/or mid capitalization companies. Small and mid capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid capitalization companies may underperform large capitalization companies, may be harder to sell at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, a Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could add to investment gains or add to investment losses.

A number of countries in Europe have experienced, and may continue to experience, severe economic and financial difficulties. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk. The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that a Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Focus Risk. To the extent that a Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting those issuers or companies in those industries or market sectors. For example, industries in the financial segment, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes. Industries in the industrials segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. Industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

Derivatives Risk. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by a Fund. Using derivatives may increase the volatility of a Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on a Fund. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. A Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to a Fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Portfolio Turnover Risk. If a Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in a Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Redemptions by Significant Investors. Particularly during periods of declining or illiquid markets, a Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Each Fund also may use other strategies and engage in other investment practices described in the Funds’ SAI. The Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described above and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here. Please also see the Funds’ website, www.crmfunds.com, for more information about the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund’s investment adviser, CRM has the overall responsibility for directing the Fund’s investments. CRM and its predecessors have managed equity investments for mutual funds, public funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than 40 years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of September 30, 2016, CRM had approximately $7.0 billion of assets under management.

For the fiscal year ended June 30, 2016, each Fund paid fees (after any waivers and/or reimbursements) equal to the following percentages of the Fund’s average daily net assets to CRM for its investment advisory services:

Fund	Fee Rate
Small Cap Value Fund	0.75%
Small/Mid Cap Value Fund	0.75%
Mid Cap Value Fund	0.75%
Large Cap Opportunity Fund	0.60%
All Cap Value Fund	0.69%
International Opportunity Fund	0.00%

Each of the Funds pays an investment advisory fee to CRM, before waivers, at the following rates based on assets under management:

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and Large Cap Opportunity Fund: 0.75% of the Fund’s first $1 billion of average daily net assets; 0.70% of the Fund’s next $1 billion of average daily net assets; and 0.65% of the Fund’s average daily net assets over $2 billion.

All Cap Value Fund: 0.95% of the Fund’s first $1 billion of average daily net assets; 0.90% of the Fund’s next $1 billion of average daily net assets; and 0.85% of the Fund’s average daily net assets over $2 billion.

International Opportunity Fund: 0.90% of the Fund’s first $2 billion of average daily net assets; and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

A discussion regarding the basis of the Board of Trustees’ approval of the continuation of the Funds’ management agreement is available in the Funds’ Annual Report for the fiscal year ended June 30, 2016.

PORTFOLIO MANAGERS

Ronald H. McGlynn, Chairman and Jay B. Abramson, CEO & CIO are responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of 16 individuals, with an average of 18 years investment and financial experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

Fund Name	Portfolio Manager(s)

CRM Small Cap Value Fund	Brian M. Harvey, CFA

CRM Small/Mid Cap Value Fund	Jay B. Abramson Brittain Ezzes Thad Pollock

CRM Mid Cap Value Fund	Jay B. Abramson Brittain Ezzes Thad Pollock

CRM Large Cap Opportunity Fund	Jay B. Abramson Robert Maina Madeleine “Mimi” B. Morris

CRM All Cap Value Fund	Jay B. Abramson Jeffrey B. Reich, MD

CRM International Opportunity Fund	Andrey A. Belov, Ph.D. Sackett S. Cook

Jay B. Abramson—Chief Executive Officer, Chief Investment Officer

Mr. Abramson has been with the firm for thirty-one years and has the overall responsibility for CRM’s investment team as well as being a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining the firm, Mr. Abramson earned his CPA. He received a BSE from The Wharton School of the University of Pennsylvania and a JD from the University of Pennsylvania Law School.

Andrey A. Belov, Ph.D.—Vice President

Dr. Belov, with nineteen years of financial and investment experience, is a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining the firm in 2009, he was a senior research analyst responsible for global technology investments at Bernstein Global Value Equities, a unit of AllianceBernstein. Prior to Bernstein, Andrey was a management consultant at McKinsey & Company, where he led projects in the high technology, telecommunications and aerospace industries. He earned a MS from Moscow Institute of Physics and Technology and a Ph.D. from Princeton University.

Sackett S. Cook—Vice President

Mr. Cook, with twenty-five years of financial and investment experience, is a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining the firm in 2010, he was a senior analyst and portfolio manager with Diamondback Capital and MENEMSHA Capital Group, respectively. He has additional experience as a global financial analyst with Execution Ltd., UBS Warburg and Fox-Pitt, Kelton. He received a BA from Tulane University.

Brittain Ezzes—Vice President

Ms. Ezzes, with nineteen years of financial and investment experience, is a portfolio manager and research analyst in CRM’s investment group. Prior to joining the firm in 2010, she was an analyst and Managing Director with MissionPoint Capital Partners and Iridian Asset Management, respectively. Ms. Ezzes has also served as an associate at the merchant banking fund SG Capital Partners, and as a business analyst with Price Waterhouse, LLP. Ms. Ezzes received a BA from Brown University.

Brian M. Harvey, CFA—Vice President

Mr. Harvey, with twenty-three years of financial and investment experience, is a portfolio manager and a senior research analyst in CRM’s investment group. Prior to joining the firm in 2005, he was an equity research analyst at Fox-Pitt, Kelton. Mr. Harvey also spent four years as accountant in the financial services audit practice at KPMG LLP and earned his CPA designation. He received a BS from Fairfield University.

Robert Maina—Vice President

Mr. Maina, with twenty-three years of financial and investment experience, is a portfolio manager and a senior research analyst in CRM’s investment group. Prior to joining the firm in 2005, Mr. Maina worked at Copper Beech Capital Management, a long/short fund focusing on the technology sector, and also CIBC World Markets, Donaldson, Lufkin & Jenrette and Arthur Andersen & Company LLP. He received a BS from Fairfield University’s School of Business.

Madeleine “Mimi” B. Morris—Vice President

Ms. Morris, with fifteen years of financial and investment experience, is a portfolio manager and research analyst in CRM’s investment group. Prior to joining the firm in 2010, she was a Director at Telsey Advisory Group where she was an equity analyst and consultant. She has also worked at Merrill Lynch, Columbia House Company and Donaldson, Lufkin, and Jenrette. Ms. Morris received a BA from Williams College and an MBA from Columbia Business School.

Thad Pollock—Vice President

Mr. Pollock, with sixteen years of financial and investment experience, is a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining the firm in 2003, he spent three years as an analyst in Corporate Finance at Lehman Brothers. Mr. Pollock received a BS from Yale University.

Jeffrey B. Reich, MD—Vice President

Dr. Reich, with fifteen years of financial and investment experience, is a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining the firm in 2007, Dr. Reich was a portfolio manager/senior analyst and principal at Merlin Bio Med Group. He earned his BA from Binghamton University and his MD from Weill Medical College of Cornell University, where he was also an Assistant Clinical Professor in the Department of Neurology and Neuroscience for 10 years.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). If the Exchange closes at another time, each Fund will calculate its NAV as of the scheduled closing time. The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds generally value their securities based on market prices determined as of the scheduled close of regular trading on the Exchange. The valuations of securities traded on foreign markets will generally be determined as of the earlier closing time of the markets on which they primarily trade. A Fund’s currency valuations, if any, are also done at the close of regular trading on the Exchange. These prices normally are supplied by a pricing service. Investments in other open-end investment companies, if any, are valued at such investment company’s current day closing net asset value per share.

The prices that the Funds use may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Funds may use fair value methodologies for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; (vii) a security that is subject to local government-imposed restrictions; (viii) a foreign security that has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; and (ix) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the

U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Each Fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities trading on a foreign exchange on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time.

Valuing securities using fair value methodologies involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares. In addition, trading in some of the foreign securities held by a Fund may not occur on days when the Funds are open for business.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses.

The minimum initial investment in Investor Shares of a Fund is $2,500 ($1,000 for Individual Retirement Accounts (“IRAs”), or automatic investment plans). The minimum additional investment for direct investors in each Fund’s Investor Shares is $50. Investor Shares are subject to a shareholder service fee. You may purchase shares directly from the Funds as specified below. You may also purchase shares if you are a client of an intermediary that has made contractual arrangements to offer Fund shares (each an “Intermediary” and collectively “Intermediaries”).

The minimum initial investment in Institutional Shares of a Fund is $1,000,000. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. There is no minimum amount for additional investments in Institutional Shares. Unlike Investor Shares, Institutional Shares are not subject to a shareholder service fee.

Your Intermediary may impose higher investment minimums. The Funds, in their sole discretion, may waive the minimum initial investment to establish certain accounts.

If you are investing in the Fund through an Intermediary or through a retirement plan, you generally may buy and sell shares and complete other transactions only through the Intermediary or retirement plan’s account. The policies and fees charged by an Intermediary may be different than those charged by a Fund. An Intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number and the class of shares being purchased. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
BNY Mellon Investment Servicing (US) Inc.	BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9812	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

Please note that there may be a delay in receipt by the transfer agent of purchase requests submitted by regular mail to a post office address.

By Wire. You may purchase shares by wiring federal funds immediately available. Please call BNY Mellon Investment Servicing Trust Company at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

CRM Funds

Bank Name: Bank of New York Mellon

ABA: 011001234

Credit: 000073-3822

BNY Mellon Investment Servicing (US) Inc.

as Agent for the CRM Funds

Further Credit: Beneficiary Name

Beneficiary Fund/Account Number

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the scheduled close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the scheduled close of regular trading on the Exchange will be priced as of the scheduled close of regular trading on the following Business Day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

Federal Law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an IRA, or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the scheduled close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the scheduled close of trading on that day. Redemption requests received after the scheduled close of regular trading on the Exchange will be priced as of the scheduled close of regular trading on the following Business Day. The International Opportunity Fund may impose a fee when Fund shares are redeemed, as described below under “Redemption Fee”. In addition, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

REDEMPTION FEE

Generally, if you sell or exchange your shares of International Opportunity Fund within 30 days or less after the purchase date, you will be charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund.

If you acquired shares on different days, the “first in, first out” (FIFO) method is used to determine the holding period. This means that the shares you hold the longest will be redeemed first for purposes of determining whether the redemption fee applies. The fees are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The redemption fee is not imposed on the following:

•	Shares acquired as a result of reinvestment of dividends or distributions;

•	Shares redeemed or exchanged by omnibus accounts maintained by Intermediaries that are unable or unwilling to process the redemption fee;

•	Shares redeemed or exchanged through certain qualified retirement plans that are unable or unwilling to process the redemption fee;

•	Shares redeemed following the death of a shareholder;

•	Shares redeemed on the initiation of a Fund (e.g., for failure to meet account minimums);

•	Shares transferred from one class to another class of the same Fund; or

•	Shares redeemed as a result of any changes in account registration.

REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, for amounts of $50,000 or more, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
BNY Mellon Investment Servicing (US) Inc.	BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9812	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

Please note that there may be a delay in receipt by the transfer agent of redemption requests submitted by regular mail to a post office address.

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call BNY Mellon Investment Servicing (US) Inc. at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $100,000 or less, mailed to your Fund account address of record if the address has been established for at least 30 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $2,500 for Investor Share accounts ($1,000 for IRAs or automatic investment plans) or $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $2,500 for Investor Share accounts ($1,000 for IRAs or automatic investment plans) or $1,000,000 for Institutional Share accounts after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 for Investor Share accounts or $1,000,000 for Institutional Share accounts solely as a result of a reduction in your account’s market value.

The Funds reserve the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of shares in a CRM Fund for shares of the same class of another CRM Fund. You may also exchange all or a portion of your Investor Shares of a CRM Fund for Institutional Shares in the same CRM Fund, subject to meeting the minimum investment requirements for Institutional Shares. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the scheduled close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the scheduled close of trading on that day. Exchange requests received after the scheduled close of regular trading on the Exchange will be priced as of the scheduled close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund and share class into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $2,500 for Investor Share accounts ($1,000 for IRAs or automatic investment plans) or $1,000,000 for Institutional Share accounts. See “Taxes” for a discussion of the tax effect of an exchange of shares for shares of the same class of another CRM Fund. An exchange of Investor Shares for Institutional Shares in the same Fund will not result in the recognition of gain or loss for federal income tax purposes.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares or Institutional Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. The International Opportunity Fund may be more susceptible to market timing by investors seeking to take advantage of time zone arbitrage opportunities when events affecting the value of the Fund’s portfolio occur after the close of the overseas markets but prior to the close of the U.S. market and the calculation of the Fund’s NAV. Frequent traders using arbitrage strategies can profit at the expense of long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has approved a redemption fee with respect to the International Opportunity Fund to discourage the Fund from being used as a vehicle for frequent short-term shareholder trading. The International Opportunity Fund will deduct a redemption fee of 1.50% from any redemption or exchange proceeds if you sell or exchange shares after holding them less than 30 days.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple accounts under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries in which the Intermediaries aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or ALPS Distributors, Inc. (the “Distributor”), in accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are generally declared and paid to you annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes. As long as a Fund meets the requirements for treatment as a “regulated investment company,” it pays no federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions it pays that year.

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when reported by the Fund as capital gain dividends, regardless of the length of time you have held your shares. Long-term capital gains are generally taxable to non-corporate shareholders at U.S. federal income tax rates of up to 20%. Certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates generally to the extent derived from “qualified dividend income” of a Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is generally a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the tax basis of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem or sell, or the value of shares you receive in an exchange, you may have a taxable gain or loss on the transaction. An exchange between classes of shares of the same Fund normally is not taxable. You are responsible for any tax liability generated by your transactions.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income.

If you are neither a citizen nor a resident of the United States, a Fund in which you invest will generally withhold U.S. federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). The 30% withholding tax will also not apply to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends (including capital gain dividends), redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any non-corporate shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes. You should consult your tax advisor concerning the state and local tax consequences of an investment in a Fund, which may be different from those under federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

DISTRIBUTION ARRANGEMENTS

The Distributor manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into agreements with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES—INVESTOR SHARES

The Board of Trustees has adopted a shareholder service plan authorizing Investor Shares of each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include, but are not limited to, (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

SUB-TRANSFER AGENT FEES—INSTITUTIONAL SHARES

Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Fund’s agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for shareholder servicing or sub-transfer agent and recordkeeping services. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any additional payments they may receive.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the CRM Funds’ Annual Report, which is available upon request.

	For the Years Ended June 30,
	2016	2015	2014	2013		2012
CRM SMALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$19.98	$23.54	$21.94	$18.02		$24.08

Investment operations:
Net investment income(1)	0.08	— (2)	0.08	0.18	(3)	0.13
Net realized and unrealized gain (loss) on investments	(0.66)	1.32	4.43	4.08		(2.88)

Total from investment operations	(0.58)	1.32	4.51	4.26		(2.75)

Distributions to shareholders:
From net investment income	(0.03)	(0.07)	(0.04)	(0.34)		—
From net realized gains on investments	(3.51)	(4.81)	(2.87)	—		(3.31)

Total distributions to shareholders	(3.54)	(4.88)	(2.91)	(0.34)		(3.31)

Net Asset Value—End of Year	$15.86	$19.98	$23.54	$21.94		$18.02

Total Return	(2.13)%	7.14%	21.39%	24.00%		(9.58)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.12%	1.09%	1.07%	1.08%		1.08%
Net investment income	0.50%	0.02%	0.32%	0.88	%(3)	0.71%
Portfolio turnover rate	68%	83%	66%	77%		103%
Net Assets at the end of year (000’s omitted)	$61,529	$74,037	$81,948	$104,155		$101,747

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	Amount represents less than $0.005.
(3)	For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.09 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.38%.

	For the Years Ended June 30,
	2016	2015	2014	2013		2012
CRM SMALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$21.94	$25.37	$23.45	$19.24		$25.43

Investment operations:
Net investment income(1)	0.13	0.05	0.13	0.23	(2)	0.21
Net realized and unrealized gain (loss) on investments	(0.70)	1.45	4.75	4.37		(3.05)

Total from investment operations	(0.57)	1.50	4.88	4.60		(2.84)

Distributions to shareholders:
From net investment income	(0.08)	(0.12)	(0.09)	(0.39)		(0.04)
From net realized gains on investments	(3.51)	(4.81)	(2.87)	—		(3.31)

Total distributions to shareholders	(3.59)	(4.93)	(2.96)	(0.39)		(3.35)

Net Asset Value—End of Year	$17.78	$21.94	$25.37	$23.45		$19.24

Total Return	(1.89)%	7.39%	21.63%	24.27%		(9.36)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.89%	0.86%	0.85%	0.85%		0.85%
Net investment income	0.70%	0.22%	0.53%	1.10	%(2)	1.02%
Portfolio turnover rate	68%	83%	66%	77%		103%
Net Assets at the end of year (000’s omitted)	$376,688	$445,322	$707,921	$634,031		$625,090

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.10 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.60%.

	For the Years Ended June 30,
	2016		2015	2014	2013	2012
CRM SMALL/MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$15.41		$18.66	$16.94	$14.12	$15.97

Investment operations:
Net investment income(1)	0.23	(2)	0.07	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	(1.36)		0.26	3.94	3.06	(0.72)

Total from investment operations	(1.13)		0.33	3.99	3.11	(0.69)

Distributions to shareholders:
From net investment income	—		(0.10)	(0.02)	(0.09)	—
From net realized gains on investments	(1.47)		(3.48)	(2.25)	(0.20)	(1.16)

Total distributions to shareholders	(1.47)		(3.58)	(2.27)	(0.29)	(1.16)

Net Asset Value—End of Year	$12.81		$15.41	$18.66	$16.94	$14.12

Total Return	(6.91)%		3.16%	25.09%	22.33%	(3.23)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.12%		1.08%	1.07%	1.08%	1.08%
Net investment income	1.75	%(2)	0.39%	0.27%	0.32%	0.18%
Portfolio turnover rate	72%		82%	86%	96%	96%
Net Assets at the end of year (000’s omitted)	$53,393		$75,621	$274,988	$245,267	$182,394

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.19 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.24%.

			For the Years Ended June 30,
	2016		2015	2014	2013	2012
CRM SMALL/MID CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$15.62		$18.93	$17.16	$14.29	$16.12

Investment operations:
Net investment income(1)	0.25	(2)	0.13	0.09	0.09	0.05
Net realized and unrealized gain (loss) on investments	(1.37)		0.24	3.99	3.10	(0.72)

Total from investment operations	(1.12)		0.37	4.08	3.19	(0.67)

Distributions to shareholders:
From net investment income	—		(0.20)	(0.06)	(0.12)	—
From net realized gains on investments	(1.47)		(3.48)	(2.25)	(0.20)	(1.16)

Total distributions to shareholders	(1.47)		(3.68)	(2.31)	(0.32)	(1.16)

Net Asset Value—End of Year	$13.03		$15.62	$18.93	$17.16	$14.29

Total Return	(6.74)%		3.41%	25.34%	22.65%	(3.07)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.90%		0.87%	0.85%	0.87%	0.87%
Net investment income	1.90	%(2)	0.80%	0.49%	0.55%	0.38%
Portfolio turnover rate	72%		82%	86%	96%	96%
Net Assets at the end of year (000’s omitted)	$552,340		$819,957	$881,179	$720,912	$616,731

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.19 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.46%.

			For the Years Ended June 30,
	2016		2015	2014	2013	2012
CRM MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$28.93		$35.61	$34.36	$28.14	$30.48

Investment operations:
Net investment income(1)	0.25	(2)	0.15	0.12	0.24	0.20
Net realized and unrealized gain (loss) on investments	(0.51)		1.31	7.12	6.30	(2.40)

Total from investment operations	(0.26)		1.46	7.24	6.54	(2.20)

Distributions to shareholders:
From net investment income	(0.30)		(0.19)	(0.18)	(0.32)	(0.14)
From net realized gains on investments	(7.57)		(7.95)	(5.81)	—	—

Total distributions to shareholders	(7.87)		(8.14)	(5.99)	(0.32)	(0.14)

Net Asset Value—End of Year	$20.80		$28.93	$35.61	$34.36	$28.14

Total Return	1.43%		5.73%	22.95%	23.43%	(7.16)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.13%		1.05%	1.03%	1.02%	1.02%
Net investment income	1.11	%(2)	0.49%	0.35%	0.78%	0.73%
Portfolio turnover rate.	76%		105%	77%	91%	105%
Net Assets at the end of year (000’s omitted)	$357,232		$461,579	$654,431	$844,632	$1,062,429

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.20 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.21%.

			For the Years Ended June 30,
	2016		2015	2014	2013	2012
CRM MID CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$29.60		$36.27	$34.90	$28.60	$30.98

Investment operations:
Net investment income(1)	0.39	(2)	0.22	0.21	0.32	0.26
Net realized and unrealized gain (loss) on investments	(0.60)		1.33	7.23	6.38	(2.44)

Total from investment operations	(0.21)		1.55	7.44	6.70	(2.18)

Distributions to shareholders:
From net investment income	(0.36)		(0.27)	(0.26)	(0.40)	(0.20)
From net realized gains on investments	(7.57)		(7.95)	(5.81)	—	—

Total distributions to shareholders	(7.93)		(8.22)	(6.07)	(0.40)	(0.20)

Net Asset Value—End of Year	$21.46		$29.60	$36.27	$34.90	$28.60

Total Return	1.61%		5.91%	23.22%	23.68%	(6.95)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.95%		0.85%	0.81%	0.81%	0.81%
Net investment income	1.60	%(2)	0.70%	0.57%	1.00%	0.94%
Portfolio turnover rate	76%		105%	77%	91%	105%
Net Assets at the end of year (000’s omitted)	$237,351		$736,171	$1,856,591	$2,034,380	$2,177,845

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.28 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.43%.

	For the Years Ended June 30,
	2016	2015	2014	2013	2012
CRM LARGE CAP OPPORTUNITY FUND—Investor Shares
Net Asset Value—Beginning of Year	$9.48	$12.23	$12.27	$10.88	$10.91

Investment operations:
Net investment income(1)	0.05	0.02	0.07	0.10	0.08
Net realized and unrealized gain (loss) on investments	(0.21)	0.78	2.28	1.94	(0.07)

Total from investment operations	(0.16)	0.80	2.35	2.04	0.01

Distributions to shareholders:
From net investment income	(0.01)	(0.06)	(0.15)	(0.10)	(0.04)
From net realized gains on investments	(0.75)	(3.49)	(2.24)	(0.55)	—

Total distributions to shareholders	(0.76)	(3.55)	(2.39)	(0.65)	(0.04)

Net Asset Value—End of Year	$8.56	$9.48	$12.23	$12.27	$10.88

Total Return	(1.47)%	8.42%	21.24%	19.61%	0.15%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, excluding waiver/reimbursement	1.33%	1.42%	1.35%	1.31%	1.33%
Net investment income, including waiver/reimbursement	0.58%	0.20%	0.54%	0.88%	0.74%
Portfolio turnover rate.	121%	132%	89%	113%	126%
Net Assets at the end of year (000’s omitted)	$11,906	$12,604	$15,858	$20,816	$19,131

(1)	The net investment income per share was calculated using the average shares outstanding method.

	For the Years Ended June 30,
	2016	2015	2014	2013	2012
CRM LARGE CAP OPPORTUNITY FUND—Institutional Shares
Net Asset Value—Beginning of Year	$9.50	$12.25	$12.30	$10.91	$10.95

Investment operations:
Net investment income(1)	0.07	0.05	0.10	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.20)	0.78	2.28	1.94	(0.06)

Total from investment operations	(0.13)	0.83	2.38	2.07	0.03

Distributions to shareholders:
From net investment income	(0.04)	(0.09)	(0.19)	(0.13)	(0.07)
From net realized gains on investments	(0.75)	(3.49)	(2.24)	(0.55)	—

Total distributions to shareholders	(0.79)	(3.58)	(2.43)	(0.68)	(0.07)

Net Asset Value—End of Year	$8.58	$9.50	$12.25	$12.30	$10.91

Total Return	(1.18)%	8.69%	21.52%	19.87%	0.34%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, excluding waiver/reimbursement	1.04%	1.17%	1.10%	1.07%	1.09%
Net investment income, including waiver/reimbursement	0.87%	0.45%	0.78%	1.15%	0.93%
Portfolio turnover rate	121%	132%	89%	113%	126%
Net Assets at the end of year (000’s omitted)	$61,064	$21,012	$25,861	$42,914	$24,210

(1)	The net investment income per share was calculated using the average shares outstanding method.

	For the Years Ended June 30,
	2016	2015	2014	2013		2012
CRM ALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$10.72	$12.99	$11.88	$9.92		$10.89

Investment operations:
Net investment income (loss)(1)	0.06	(0.01)	0.02	0.11	(2)	— (3)
Net realized and unrealized gain (loss) on investments	(0.08)	0.51	2.23	1.98		(0.75)

Total from investment operations	(0.02)	0.50	2.25	2.09		(0.75)

Distributions to shareholders:
From net investment income	(0.07)	(0.02)	(0.03)	(0.10)		—
From net realized gains on investments	(2.31)	(2.75)	(1.11)	(0.03)		(0.22)

Total distributions to shareholders	(2.38)	(2.77)	(1.14)	(0.13)		(0.22)

Net Asset Value—End of Year	$8.32	$10.72	$12.99	$11.88		$9.92

Total Return	0.87%	5.48%	19.87%	21.26%		(6.61)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.45%	1.49%		1.50%
Expenses, excluding waiver/reimbursement	1.76%	1.59%	1.45%	1.49%		1.58%
Net investment income (loss), including waiver/reimbursement	0.72%	(0.08)%	0.18%	0.98	%(2)	0.04%
Portfolio turnover rate	91%	97%	76%	113%		145%
Net Assets at the end of year (000’s omitted)	$19,708	$23,367	$41,279	$37,537		$24,224

(1)	The net investment income (loss) per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.06 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.47%.
(3)	Amount represents less than $0.005.

	For the Years Ended June 30,
	2016	2015	2014	2013		2012
CRM ALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$10.84	$13.10	$11.97	$10.00		$10.95

Investment operations:
Net investment income(1)	0.10	0.02	0.06	0.13	(2)	0.04
Net realized and unrealized gain (loss) on investments	(0.10)	0.53	2.24	2.00		(0.77)

Total from investment operations	—	0.55	2.30	2.13		(0.73)

Distributions to shareholders:
From net investment income	(0.09)	(0.06)	(0.06)	(0.13)		—
From net realized gains on investments	(2.31)	(2.75)	(1.11)	(0.03)		(0.22)

Total distributions to shareholders	(2.40)	(2.81)	(1.17)	(0.16)		(0.22)

Net Asset Value—End of Year	$8.44	$10.84	$13.10	$11.97		$10.00

Total Return	1.21%	5.82%	20.16%	21.48%		(6.39)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.18%	1.24%		1.25%
Expenses, excluding waiver/reimbursement	1.51%	1.35%	1.18%	1.24%		1.33%
Net investment income, including waiver/reimbursement	1.10%	0.17%	0.43%	1.22	%(2)	0.41%
Portfolio turnover rate	91%	97%	76%	113%		145%
Net Assets at the end of year (000’s omitted)	$3,620	$6,316	$8,002	$35,138		$26,195

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.06 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.71%.

	For the Years Ended June 30,
	2016	2015	2014	2013	2012
CRM INTERNATIONAL OPPORTUNITY FUND—Investor Shares
Net Asset Value—Beginning of Year	$13.37	$15.32	$13.86	$12.29	$17.25

Investment operations:
Net investment income(1)	0.13	0.08	0.06	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)	(0.49)	1.52	1.40	(3.36)

Total from investment operations	(0.43)	(0.41)	1.58	1.57	(3.22)

Distributions to shareholders:
From net investment income	(0.04)	(0.02)	(0.12)	—	— (2)
From net realized gains on investments	(1.16)	(1.52)	—	—	(1.74)

Total distributions to shareholders	(1.20)	(1.54)	(0.12)	—	(1.74)

Paid in capital from redemption fees(3)	— (2)	— (2)	—	—	—

Net Asset Value—End of Year	$11.74	$13.37	$15.32	$13.86	$12.29

Total Return	(3.38)%	(1.96)%	11.46%	12.78%	(17.70)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, excluding waiver/reimbursement	2.79%	2.66%	1.74%	2.10%	2.94%
Net investment income, including waiver/reimbursement	1.04%	0.61%	0.39%	1.24%	1.08%
Portfolio turnover rate	88%	95%	102%	134%	220%
Net Assets at the end of year (000’s omitted)	$7,910	$7,726	$8,955	$8,925	$5,788

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	Amount represents less than $0.005.
(3)	The redemption fees per share were calculated using the average shares outstanding method.

	For the Years Ended June 30,
	2016	2015	2014	2013	2012
CRM INTERNATIONAL OPPORTUNITY FUND—Institutional Shares
Net Asset Value—Beginning of Year	$13.43	$15.39	$13.93	$12.32	$17.31

Investment operations:
Net investment income(1)	0.18	0.06	0.05	0.34	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)	(0.44)	1.57	1.27	(3.33)

Total from investment operations	(0.39)	(0.38)	1.62	1.61	(3.21)

Distributions to shareholders:
From net investment income	(0.08)	(0.06)	(0.16)	—	(0.04)
From net realized gains on investments	(1.16)	(1.52)	—	—	(1.74)

Total distributions to shareholders	(1.24)	(1.58)	(0.16)	—	(1.78)

Paid in capital from redemption fees(2)	— (3)	— (3)	—	—	—

Net Asset Value—End of Year	$11.80	$13.43	$15.39	$13.93	$12.32

Total Return	(3.12)%	(1.76)%	11.68%	12.98%	(17.50)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, excluding waiver/reimbursement	2.52%	2.31%	1.35%	1.73%	2.84%
Net investment income, including waiver/reimbursement	1.47%	0.45%	0.32%	2.42%	0.89%
Portfolio turnover rate	88%	95%	102%	134%	220%
Net Assets at the end of year (000’s omitted)	$4,563	$3,484	$13,187	$37,077	$10,675

(1)	The net investment income per share was calculated using the average shares outstanding method.
(2)	The redemption fees per share were calculated using the average shares outstanding method.
(3)	Amount represents less than $0.005.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure.

The information in the SAI, and the independent registered public accounting firm’s report and financial statements in the Funds’ most recent annual report to shareholders, are incorporated into this prospectus by reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 800-CRM-2883.

The investment company registration number is 811-21749.

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM INTERNATIONAL OPPORTUNITY FUND

CRM Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com

Statement of Additional Information

October 28, 2016

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM International Opportunity Fund

(Series of CRM Mutual Fund Trust, each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI sets forth information which may be of interest to investors but which is not necessarily included in the Funds’ Prospectus dated October 28, 2016, and supplemented from time to time (the “Prospectus”). This SAI should be read in conjunction with the Prospectus. An investor may obtain copies of the Funds’ Prospectus and this SAI, without charge by (i) visiting the Funds’ website at www.crmfunds.com or (ii) calling 800-CRM-2883.

Class	Fund Name	Ticker Symbol

Investor	CRM Small Cap Value Fund	CRMSX

	CRM Small/Mid Cap Value Fund	CRMAX

	CRM Mid Cap Value Fund	CRMMX

	CRM Large Cap Opportunity Fund	CRMGX

	CRM All Cap Value Fund	CRMEX

	CRM International Opportunity Fund	CRMIX

Institutional	CRM Small Cap Value Fund	CRISX

	CRM Small/Mid Cap Value Fund	CRIAX

	CRM Mid Cap Value Fund	CRIMX

	CRM Large Cap Opportunity Fund	CRIGX

	CRM All Cap Value Fund	CRIEX

	CRM International Opportunity Fund	CRIIX

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TABLE OF CONTENTS

(continued)

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GENERAL INFORMATION

The CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM International Opportunity Fund (the “International Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified open-end management investment company. Each Fund is a series of shares of beneficial interest of CRM Mutual Fund Trust (the “Trust”), which was organized as a Delaware statutory trust on March 30, 2005.

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”) is the investment adviser to each Fund. The Board of Trustees of the Trust (the “Board”) provides broad supervision over the affairs of each Fund. Shares of the Funds are continuously sold by ALPS Distributors, Inc., the Funds’ distributor (the “Distributor”). Shares may be purchased from the Fund directly, or from a broker or other financial institution that has made contractual arrangements with the Distributor to offer the Fund (each an “Intermediary” and collectively “Intermediaries”).

PRIOR HISTORY

CRM Small Cap Value Fund and CRM Mid Cap Value Fund were initially organized as series of “The CRM Funds,” a separate Delaware statutory trust, and named “Small Cap Value Fund” and “Mid Cap Value Fund,” respectively. Investor Shares of Small Cap Value Fund commenced operations on October 1, 1995. Institutional Shares of Small Cap Value Fund commenced operations on January 27, 1998. Institutional Shares of Mid Cap Value Fund commenced operations on January 6, 1998.

As of November 1, 1999, the Small Cap Value Fund and Mid Cap Value Fund were reorganized as series of “WT Mutual Fund,” a separate Delaware statutory trust, and re-named “CRM Small Cap Value Fund” and “CRM Mid Cap Value Fund.”

Investor shares of “CRM Mid Cap Value Fund” commenced operations on September 20, 2000. Institutional and Investor Shares of a series of WT Mutual Fund named “CRM Small/Mid Cap Value Fund” commenced operations on September 1, 2004.

In connection with a reorganization that occurred on September 30, 2005, each of the Small Cap Value Fund, Small/Mid Cap Value Fund and Mid Cap Value Fund received all of the assets of the identically named corresponding series of WT Mutual Fund.

Institutional and Investor Shares of the Large Cap Opportunity Fund commenced operations on December 1, 2005. Prior to October 26, 2007, Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

Institutional and Investor Shares of the All Cap Value Fund commenced operations on October 24, 2006.

Institutional and Investor Shares of the International Opportunity Fund commenced operations on December 31, 2008.

Prior to October 28, 2009, the Large Cap Opportunity Fund and the All Cap Opportunity Fund also offered Advisor Shares.

INVESTMENT OBJECTIVE

As its investment objective, each Fund seeks long-term capital appreciation. The investment objective of each Fund may be changed without the approval of the Fund’s shareholders, but not without written notice thereof to shareholders sixty days prior to implementing the change. If there is a change in a Fund’s investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. There can, of course, be no assurance that the investment objective of a Fund will be achieved.

INVESTMENT STRATEGIES AND RISKS

Descriptions in the Prospectus and in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that CRM, in its discretion, might, but is not required to, use in managing a Fund’s portfolio assets. CRM may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds but not necessarily for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

Restrictions or policies stated as a maximum percentage of a Fund’s assets are applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with a Fund’s restrictions and policies.

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The following supplements the information concerning the Funds’ investment strategies and risks contained in the Prospectuses and should only be read in conjunction therewith.

Equity and Equity-Related Securities

The equity and equity-related securities in which the Funds may invest include common stocks, preferred stocks, convertible securities, and warrants.

Common Stock. The Funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks do not represent an obligation of the issuer, and do not offer the degree of protection of debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims which could adversely affect the rights of holders of common stock with respect to the assets of the issuer upon liquidation or bankruptcy.

Preferred Stock. Preferred stock offers a stated dividend rate payable from a corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities. Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.

Convertible Securities. The Funds may invest in convertible securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or with respect to the International Opportunity Fund, rating organizations, such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s (“S&P”), or if unrated, are determined by the adviser to be of comparable quality. See Appendix A, “Description of Ratings.” Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, CRM will determine whether it is in the best interest of a Fund to retain the security.

A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants. Warrants are securities which permit, but do not obligate, their holder to subscribe for other securities. Warrants are subject to the same market risks as the underlying securities into which they may be converted, but may be more volatile in price. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. Because investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, warrants involve leverage and are considered speculative investments. At the time of issuance of a warrant, the cost is generally substantially less than the cost of the underlying security itself, and therefore, the investor is able to gain exposure to the underlying security with a relatively low capital investment. Price movements in the underlying security are generally magnified in the price movements of the warrant, although changes in the market value of the warrant may not necessarily correlate to the prices of the underlying security. In addition, a warrant ceases to have value if it is not exercised prior to its expiration date.

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Derivatives

Each Fund has adopted a fundamental policy, under which no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies. For purposes of this 15% investment limitation, derivative strategies include investments in options on securities and securities indices.

Each Fund may, but is not required to, use swaps, futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. A Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics (for example, the Fund’s currency exposure); and as a cash flow management technique. A Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. Using derivatives exposes a Fund to additional risks and may increase the volatility of a Fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value in a larger pool of assets than a Fund would otherwise have had. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain. If changes in a derivative’s value do not correspond to changes in the value of a Fund’s other investments or do not correlate well with the underlying assets, rate or index, the Fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. A Fund also may have to sell assets at inopportune times to satisfy its obligations. A Fund may not be able to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or may have to sell a portfolio security at a disadvantageous time or price to maintain cover or to segregate securities in connection with its use of derivatives. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by a Fund for a variety of reasons.

Financial reform laws enacted after the financial crisis of 2008-2009, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), are changing many aspects of financial regulation applicable to derivatives. For instance, Dodd-Frank calls for the comprehensive regulation of swaps by the Commodity Futures Trading Commission (the “CFTC”) and the Securities and Exchange Commission (the “SEC”). The CFTC and the SEC are in the process of adopting and implementing new regulations applicable to these instruments, including rules with respect to recordkeeping, reporting, business conduct, relationship documentation, margin, clearing, and trade execution requirements. In addition, Dodd-Frank requires the registration of certain parties that deal or engage in substantial trading, execution or advisory activities in the markets for swaps. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. The extent and impact of these regulations are not yet fully known and may not be known for some time.

A Fund’s use of derivatives may be affected by other applicable laws and regulations and may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad. A Fund’s ability to use derivatives may be limited by tax considerations.

Certain derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (over-the-counter (“OTC”) derivatives), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, a Fund bears the risk of default by its counterparty. In a cleared derivatives transaction, a Fund is instead exposed to the risk of default of the clearinghouse and, to the extent a Fund has posted any margin, the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

Derivatives involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For derivatives not guaranteed by an exchange or clearinghouse, a Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

Swap Agreements. The International Opportunity Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

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Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. New regulations require many kinds of swaps to be executed through a regulated exchange or market facility and cleared through a regulated clearinghouse. The establishment of a centralized exchange or market for swap transactions may disrupt or limit the swap market and may not result in swaps being easier to trade or value. Market-traded swaps may become more standardized, and a Fund may not be able to enter into swaps that meet its investment needs. A Fund also may not be able to find a clearinghouse willing to accept the swaps for clearing. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance. A Fund will be required to trade many swaps through a broker who is a member of the clearinghouse. The broker may require a Fund to post margin to the broker as a down payment on the Fund’s obligations and may change the amount of margin required from time to time. A Fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require a Fund to terminate a derivatives position under certain circumstances. This may cause a Fund to lose money. The clearinghouse will be a Fund’s counterparty for the derivatives trades. A Fund will take the risk that the counterparty defaults. A Fund also may be exposed to additional risks as a result of the new regulations. The extent and impact of the new regulations are not yet fully known and may not be for some time.

In accordance with SEC staff requirements, each Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

Options. Each Fund may purchase and write (sell) options on securities and securities indices. Except for the International Opportunity Fund, a Fund may purchase and write only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Put Options on Securities. The International Opportunity Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

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Securities on which a Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that the Fund must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

The International Opportunity Fund generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its net asset value (“NAV”) but may also use put options for non-hedging purposes.

Call Options on Securities. The International Opportunity Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds’ total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

Each Fund writes only “covered” call options on securities it owns (in contrast to the writing of “naked” or uncovered call options, which the Funds will not do). A Fund would purchase a call option to offset a previously written call option. Each Fund may purchase call options for hedging or non-hedging purposes.

General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The International Opportunity Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

Options are traded both on U.S. national securities exchanges and in the OTC market. The International Opportunity Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, the Fund may be unable to liquidate their respective options position and the associated cover. The Adviser monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the respective Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value.

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Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option. A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

The International Opportunity Fund may use American-style options and may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges. The assets used as cover (or segregated) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Options on Foreign Currencies. The International Opportunity Fund may write and purchase covered call and put options on foreign currencies and may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, a Fund may purchase put and call options on foreign currencies for non-hedging purposes when the Adviser anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund.

Regulatory Limitations on Certain Futures and Options. A Fund’s ability to sell or purchase futures contracts or write options thereon or options on foreign currencies or invest in other derivative contracts may be limited by applicable law and regulations, including recently adopted amendments to Commodity Futures Trading Commission rules.

General Risks of Swaps, Options, Forward Contracts and Futures. The primary risks in using swaps, options, forward contracts and futures are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of the options, forward contracts or futures; (2) possible lack of a liquid secondary market for the swaps, options, forward contracts or futures and the resulting inability to close out such swaps, options, forward contracts or futures at a particular time or at an anticipated price; (3) the fact that the skills needed to use swaps, options, forward contracts or futures are different from those needed to select a Fund’s securities; (4) the fact that, use of swaps, options, forward contracts or futures can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time or price, due to its need to maintain cover or to segregate securities in connection with its use of swaps, options, forward contacts or futures; and (6) the possible inability to close out or unwind swaps, options, forward contracts or futures if the other party to the transaction (the “counterparty”) becomes insolvent. A Fund may be required to make delivery of portfolio securities or other assets underlying the derivative instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. There can be no assurance that a Fund’s use of options, forward contacts or futures will be successful. Additionally, swaps, options, forward contracts and futures may not be available with respect to some foreign currencies, especially those of so certain emerging market countries.

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A Fund’s use of swaps, options, forward contacts or futures may be limited by the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), with which each Fund must comply to qualify or continue to qualify for treatment as a regulated investment company (a “RIC”). See “Taxation of the Funds” in this SAI.

Asset Coverage For Derivative Strategies. Each Fund will comply with guidelines established by the SEC with respect to coverage of derivative strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the derivative contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Debt Securities

Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in one of the three highest categories by an NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). The value of the debt securities in which the Funds may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Funds’ debt investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

The International Opportunity Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and comparable unrated securities.

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. The recent economic downturn has resulted in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. The Adviser will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to a Fund warrants exposure to the additional level of risk.

Foreign Securities

Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. Under normal circumstances, the International Opportunity Fund invests at least 80% of its assets in equity and equity related securities of foreign companies. Each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund may invest in foreign securities that are publicly traded on a U.S. securities market, and each may invest up to 20% of its assets in foreign securities that are traded on non-U.S. securities exchanges or in the OTC markets.

Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-government organizations. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of negotiable certificates of deposit (“CDs”), banker’s acceptances, commercial paper, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets.

Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in foreign securities may involve risks arising from (i) differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, (ii) changes in currency exchange rates, (iii) high and volatile rates of inflation, (iv) economic, social and political conditions such as wars, terrorism, civil unrest and uprisings, and (v) as with domestic multinational corporations, from fluctuating interest rates.

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There may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. Finally, in the event of a default in any obligations of foreign issuers, it may be more difficult for a Fund to obtain or enforce a judgment against those issuers.

Other investment risks associated with foreign securities include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign sub-custodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

Some markets in which a Fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries.

Investments that have exposure to Russian or Ukrainian issuers or markets may be significantly affected by recent events in those regions and economic sanctions against Russia and other responses to these events by the United States and other nations.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The Investment Company Act of 1940, as amended (the “1940 Act”), limits each Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from ‘securities related activities,’ as defined by the rules thereunder. These provisions may also restrict each Fund’s investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause a Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be ‘eligible sub-custodians,’ as defined in the 1940 Act, for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or which may result in the Funds’ incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Depositary Receipts. ADRs as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility

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frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Natural Disasters

Certain areas of the world, including areas within the United States, historically have been prone to natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts. Such disasters, and the resulting damage, could have a significant adverse impact on the economies of those areas and on the ability of issuers in which a Fund invests to conduct their businesses, and thus on the investments made by a Fund in such geographic areas and/or issuers. Adverse weather conditions could have a significant adverse impact on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Currency Transactions

The International Opportunity Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price (“forward contracts”). The International Opportunity Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

Use of foreign currency hedging techniques, including “proxy-hedges” cannot protect against exchange rate risks perfectly, and, if the Adviser is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If Funds use proxy-hedging, they may experience losses on both the currency in which they have invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation.

Using forward contracts to protect the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions and may

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purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The International Opportunity Fund may also invest in securities denominated in currency baskets which consist of a selected group of currencies.

The International Opportunity Fund may enter into forward contracts for hedging or non-hedging purposes. When the International Opportunity Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. A Fund may also purchase and sell forward contracts for non-hedging purposes when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio.

Cyber Security Issues

With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Funds’ adviser, transfer agent, distributor and other service providers (including, but not limited to, the Funds’ custodian and financial intermediaries), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. Each Fund and its shareholders could be negatively impacted as a result.

Illiquid Securities

Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to CRM, pursuant to guidelines approved by the Board. CRM will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by CRM to the Board.

Restricted Securities

Each Fund is permitted to invest in restricted securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration or, with respect to the International Opportunity Fund, securities that are subject to legal restrictions on their sale. The Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are generally considered to be illiquid securities, provided that restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined, pursuant to the guidelines established by the Board, by CRM to be liquid are not subject to this limitation. In accordance with the guidelines, CRM will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.

Securities Lending

Each Fund may from time to time lend its portfolio securities to certain broker-dealers or other institutional investors pursuant to agreements that require that the loans be continuously secured by collateral equal to 102% (105% in the case of foreign securities) of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. If the income earned on the investment of the cash collateral is insufficient to pay these amounts, the Fund may take a loss on the loan. Where the Fund receives securities as collateral, the Fund will earn no income on the

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collateral, but will earn a fee from the borrower. The Fund may not exercise voting rights on loaned securities, but reserves the right to recall loaned securities so that they may be voted according to the fund’s Proxy Voting Policies and Procedures. Lending portfolio securities entails the possible risk of loss to a fund due to the inability of the borrowers to return the securities. There also may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. Where the collateral delivered by the borrower is cash, the fund will also have the risk of loss of principal in connection with its investment of collateral. Either party upon reasonable notice to the other party may terminate any loan.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. It is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by CRM. When entering into a repurchase agreement, a Fund risks the possibility of a decline in the market value of the underlying securities before reselling the security, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

Short Sales

Each Fund may establish short positions in specific securities or securities indices through short sales or in investments in a variety of derivative instruments. A Fund’s use of short sales involves additional investment risks and transaction costs. Short selling is a technique that may be considered speculative and involves risk beyond the amount invested.

A short sale is a transaction in which a Fund sells a security it does not own typically in anticipation of a decline in the market price of that security. To effect a short sale, the Fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale.

When a Fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When a Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns to meet any such collateral obligations.

Generally, a Fund may not keep, and must return to the lender, any dividends or interest that accrues on the borrowed security during the period of the loan. Depending on the arrangements with a broker or a custodian, the Fund may or may not receive any payments (including interest) on collateral it designates as security for the broker.

In addition, until a Fund closes its short position or replaces the borrowed security, the Fund, pursuant to the 1940 Act, will designate liquid assets it owns (other than short sale proceeds) as segregated assets in an amount at least equal to its obligation to purchase the securities sold short. The amount segregated in this manner will be increased or decreased each business day (called marked-to-the-market) in an amount equal to the changes in the market value of the Fund’s obligation to purchase the security sold short. This may limit the Fund’s investment flexibility as well as its ability to meet redemption requests or other current obligations.

While short sales can be used to further a Fund’s investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If a Fund uses short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund’s potential loss from an uncovered short position in an equity security or security index resulting from a short sale is unlimited. A Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market.

Forward Commitments and When-Issued Securities

Each Fund may purchase or sell securities on a forward commitment or when issued basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

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When-issued purchases and forward commitment transactions enable a Fund to “lock in” what the Adviser believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit their respective exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

A Fund may realize capital gains or losses in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund’s records as segregated, while the commitment is outstanding. These procedures are designed to ensure that a Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

Investment Company Securities and Exchange-Traded Funds

Each Fund may invest in investment company securities, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act and related Rules promulgated under the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in investment companies. However, Rule 12d1-1 under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as said investment is consistent with the Fund’s investment objectives and policies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Cash Management

Each Fund may invest in cash and cash equivalents, including high quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

Money Market Funds. Each Fund may invest in the securities of money market mutual funds within the limits prescribed by the 1940 Act. See also “Investment Company Securities and Exchange-Traded Funds” above.

U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these government-sponsored enterprises in the future.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by CRM to be of comparable quality.

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Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

Bankers’ acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

Time Deposits. Time deposits are bank deposits for fixed periods of time.

Borrowing or Leverage

As discussed above, each Fund may establish short positions in specific securities or securities indices through short sales or in investments in a variety of derivative instruments. Because short sales involve borrowing securities and then selling them, short sales will effectively leverage a Fund’s assets. Borrowing and other transactions used for leverage may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow or engage in such transactions. This is because leverage tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Leverage thus creates the potential for greater gains, but also greater losses. To repay such obligations, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There are also costs associated with engaging in leverage, and these costs would offset and could eliminate a Fund’s net investment income in any given period. The Funds cannot guarantee that a leveraging strategy will be successful. Short selling also involves credit exposure to brokers that execute the short sale.

In addition, each Fund may borrow for temporary or emergency purposes, including to meet redemption requests. The Funds will not borrow for speculative purposes. See “Fundamental Investment Restrictions.” Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the strategy of the Adviser. Interest on any borrowings will be a Fund expense and will reduce the value of the Fund’s shares.

Line of Credit

The Funds may utilize a line of credit for temporary or emergency purposes, including, without limitation, funding shareholder redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee for the line of credit is borne by the Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Fund.

Fundamental Investment Restrictions

Except as otherwise provided, each of the Funds has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. None of the Funds have been granted exemptive orders from the SEC under the 1940 Act.

Each Fund will not, as a matter of fundamental policy:

1. commit nor expose more than 15% of its total assets to derivative strategies;

2. purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

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3. purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4. borrow money, however a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund’s assets;

5. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

6. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

7. purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

8. purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; and

9. issue senior securities, except to the extent permitted by the 1940 Act, however, each Fund may borrow money subject to its investment limitation on borrowing.

With respect to the fundamental policy relating to borrowing money set forth in (4) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as shorts and reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the fund’s net investment income in any given period. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowing under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Each Fund’s investment objective and non-fundamental investment policies may be changed without shareholder approval at any time. The Funds will provide written notice at least 60 days prior to implementing any change in a fund’s investment objective.

Temporary Defensive Positions

Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover

Each Fund’s portfolio turnover rate may vary from year to year, sometimes significantly. Variations in portfolio turnover rate from year to year reflect the execution of the Adviser’s investment process for the Fund in different market environments. As described in the prospectus, a company’s stock may be sold from a Fund’s portfolio if, among other things, the price target for the stock is met, the company’s fundamentals deteriorate, or if identified changes that are material to the company’s operations, outlook and prospects do not have the expected impact on earnings and cash flow. Each Fund’s portfolio turnover rate is set forth in the prospectus, under “Portfolio Turnover” and “Financial Highlights.”

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy governing disclosure of the Funds’ portfolio holdings (the “Portfolio Holdings Disclosure Policy” or the “Policy”). Non-public information about the portfolio holdings of the Funds cannot be shared with financial consultants, investors and potential investors (whether individual or institutional), or other third parties except in accordance with the Policy. The Policy allows the Funds to disclose to third parties non-public information on their securities positions only as follows:

1. The Funds may release non-public portfolio holdings information in the following circumstances:

(a)	The top ten securities of a Fund, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure of this information via the Funds’ website at least one day prior to the release.

(b)	A Fund’s (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, and (iii) performance attribution may be released at any time with public disclosure of this information via the Funds’ website at least one day prior to the release.

(c)	A list of securities (that may include Fund holdings together with other securities) being researched or owned by the Funds’ Adviser (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

(d)	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

2. The Funds may release non-public portfolio holdings information to their custodian, administrator, transfer agent, distributor, sub-custodian, auditors, or legal counsel or to a proxy voting provider, rating agency, or other vendor or service provider as may be necessary or appropriate for these parties to provide services to the Funds, subject to contractual, legal or other confidentiality restrictions prohibiting the recipient from sharing such non-public information with an unauthorized source or trading (including such recipient’s employees) upon the information so provided.

3. The Funds may release non-public information on their securities holdings to any party to the extent required by laws, regulations, exchange rules, self-regulatory organization rules, or court or governmental orders that apply to the Funds or their respective service providers. Prompt notice of any such release shall be provided to the Funds’ Chief Compliance Officer.

4. The Funds may release non-public information on their securities holdings to such other parties and on such other bases as may be approved by both the President and the Chief Compliance Officer of the Funds, provided (a) the President and Chief Compliance Officer of the Fund determine that such disclosures are in the best interest of the Fund’s shareholders, (b) the Board is notified of the disclosure at its next regularly scheduled meeting; (c) the Funds or their service providers have legitimate business purposes for these disclosures; (d) the recipients are subject to a duty of confidentiality, including a duty not to trade, relating to the non-public information released; and (e) no payment is made to any service provider of the Funds in consideration of the release.

The Portfolio Holdings Disclosure Policy is binding upon the officers of the Funds and each of the Funds’ third party service providers, including the Adviser, the Distributor, the custodian, the transfer agent, and the independent registered public accounting firm. The Policy does not require disclosure of information on portfolio holdings and does not limit any disclosures of information on portfolio holdings that has been or is concurrently being disclosed in a publicly available filing with the SEC. While CRM may manage other separate accounts and unregistered products that have substantially similar strategies to those of another CRM fund, and therefore portfolio holdings that may be substantially similar, and in some cases nearly identical, to such CRM fund, this policy only relates to the disclosure of portfolio information of the Funds. The Policy does not restrict the disclosure of portfolio holdings of separate accounts or investment funds (other than the Funds) managed by CRM. Separate account and unregistered investment fund clients of CRM have access to their portfolio holdings, and prospective clients have access to representative holdings. The Chief Compliance Officer shall be responsible for resolving any conflicts of interest between the Fund’s shareholders on one hand, and the Fund’s vendors or service providers on the other, provided that the Chief Compliance Officer shall submit any conflict between the Adviser and the Fund’s shareholders to the Board of Trustees for resolution. The Board of Trustees of the Fund shall review the Portfolio Holdings Disclosure Policy on a periodic basis, and receives reports from the Chief Compliance Officer of any material violations of the Policy on a quarterly basis.

The chart below identifies each party that in the normal course of business receives from the Trust non-public portfolio holdings information of the Funds, the frequency at which that information is received, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to such party.

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Recipient of Portfolio Information	Frequency of Portfolio Information Received	Time Lag between Date of Information and Disclosure
Cramer Rosenthal McGlynn, LLC (Adviser)	Continuously provided on a daily basis	None

Ernst & Young LLP (Independent Registered Public Accounting Firm)	During the preparation of the Fund’s financial statements and tax returns	Typically 10 days, but in certain circumstances there could be no time lag

The Bank of New York Mellon (Custodian)	Daily access to portfolio holdings	None

BNY Mellon Investment Servicing (US) Inc. (Administrator and Accounting Agent)	Daily access to portfolio holdings	None

RR Donnelley (Printer)	Quarterly	Typically 30 days

Morgan, Lewis & Bockius LLP (Counsel)	Quarterly	Typically 30 business days

Independent Trustees	Quarterly	Typically 30 business days

Institutional Shareholder Services (Proxy Voting Provider)	Daily access to portfolio holdings	None

Morningstar, Inc. (Ratings Agency)	Quarterly	Typically 60 business days

Bloomberg LP (Portfolio Management/Research Software)	Daily	None

FactSet Research Systems Inc. (Portfolio Management/Research Software)	Daily	None

MANAGEMENT

The Funds are supervised by the Board. The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds’ investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds’ day-to-day operations.

The trustees including the trustees who are not “interested persons” of the Funds as defined in the 1940 Act (the “Independent Trustees”), and officers of the Funds, their ages, their principal occupations during the past five years, the number of CRM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is c/o Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, Attention: Carlos A. Leal, CPA.

An asterisk in the table below identifies those trustees and officers who are “interested persons” of the Funds as defined in the 1940 Act. Each trustee and officer of the Funds noted as an interested person is interested by virtue of that individual’s position with CRM, as described in the table below. Each trustee serves during the continued lifetime of the Funds or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During at Least the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During at Least the Past Five Years
Interested Trustee:

Carlos A. Leal,* CPA, 50	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director, President and Vice President, CRM Windridge Fund, Ltd. (investment fund) (2003-2012).	7	None

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Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During at Least the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During at Least the Past Five Years
Independent Trustees:

Louis Ferrante, CFA, CPA, 57	Trustee	Since June 2005	Private Investor (from August 2007 - present).	7	None

Louis Klein, Jr., 81	Trustee	Since June 2005	Self-employed financial consultant (since 1991).	7	Trustee, WT Mutual Fund (1999-2010); Trustee WT Investment Trust I (2000-2010); Handy & Harman Ltd. (formerly known as WHX Corporation) (industrial manufacturer) (since 2002).

Clement C. Moore, II, 72	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1982); President, Kenwood Galleria (since 1982-2010).	7	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000-2006).

Officers:

Ronald H. McGlynn*, 73	President and Chief Executive Officer	Since June 2005	Chairman, CRM (since 2005, Chief Executive Officer from 1998-2011); President and Chief Executive Officer, Cramer, Rosenthal, McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001).	N/A	N/A

Steven A. Yadegari*, Esq., 43	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Executive Vice President (since 2012), Senior Vice President (2008-2011); General Counsel and Chief Compliance Officer (since August 2005) and Chief Operating Officer (since 2015), CRM; Senior Associate, K&L Gates LLP (law firm) (from January 2004 - July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002 - January 2004); Senior Counsel, Division of Enforcement, U.S. Securities and Exchange Commission (from February 2000 - September 2002).	N/A	N/A

The Trustees were selected to join the Board based upon the following as to each Board member: such person’s character and integrity; such person’s willingness and ability to commit the time necessary to perform the duties of a Trustee; as to each Independent Trustee, his status as not being an “interested person” as defined under the 1940 Act; and, as to Mr. Leal, his association with CRM. In addition, Mr. Klein and Mr. Moore each served as a trustee of certain of the Funds’ predecessor funds, which were a series of a different mutual fund complex.

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The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with CRM, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Ferrante, accounting, financial, investment and business experience as an investment officer and operating officer of various investment-related businesses; Mr. Klein, investment and financial experience as a financial consultant and mutual fund board experience; Mr. Moore, financial and business experience as an executive and mutual fund board experience; and Mr. Leal, accounting, financial and business experience as a chief financial officer at CRM. References to the qualifications, attributes and skills of Trustees are pursuant to the requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board currently does not have a Chairman or a lead Independent Trustee. However, the Board of Trustees has a standing Trustees Committee that takes a central role in governance and oversight of the Funds, including as to matters customarily covered by an audit committee, and those presenting conflicts or potential conflicts of interest for management. The Trustees Committee is comprised of all of the Independent Trustees. The Independent Trustees regularly meet without the presence of management and are advised by independent legal counsel. The responsibilities of the Trustee Committee are to:

(1)	perform the specific tasks assigned to Independent Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to the Funds;

(2)	nominate Independent Trustees of the Trust;

(3)	oversee the accounting and financial reporting processes of the Funds and their internal controls over financial reporting, and as the Trustees Committee deems appropriate, inquire into the internal control over financial reporting of the service providers to the Funds;

(4)	oversee the quality and integrity of financial statements of the Funds and the independent audit thereof;

(5)	pre-approve the engagement of the independent registered public accounting firm for the Funds and, in connection therewith, to review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and approve audit and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain other affiliated parties;

(6)	act as a liaison between the independent registered public accounting firm of the Trust and the Board;

(7)	review on a periodic basis the governance structures and procedures of the Funds;

(8)	review proposed resolutions of conflicts of interest that may arise in the business of the Funds, and may have an impact on the investors in the Funds;

(9)	review and consider matters that are reported to the Trustees Committee under the Sarbanes Oxley Code of Ethics of the Trust;

(10)	review matters that are referred to the Trustees Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys;

(11)	meet no less frequently than annually with the Chief Compliance Officer of the Trust pursuant to Rule 38a-1 of the 1940 Act and consider any compliance matters referred to the Trustees Committee by the Chief Compliance Officer;

(12)	review and consider the appointment, performance and compensation of the Chief Compliance Officer and any proposal to remove the Chief Compliance Officer; and

(13)	provide general oversight of the Funds on behalf of the Funds’ shareholders.

In connection with these oversight responsibilities, the Trustees Committee, along with the Board, oversees risk management of the Funds’ investment management and business operations, as further outlined below under “Oversight of Risk Management.” In addition, the Trustees Committee works with fund management in setting the agendas for Board and Trustee Committee meetings.

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The Board has determined that delegation to the Trustees Committee of the oversight responsibilities outlined above helps ensure that the Funds have effective and independent governance and oversight. The Board further has determined that its leadership structure is appropriate given CRM’s role with respect to the Funds’ investment and business operations. The Board also believes that its leadership structure serves to facilitate the orderly and efficient flow of information to the Independent Trustees from management and otherwise enhance the Board’s oversight role.

The Trustees Committee does not have a formal policy for considering nominees for the position of Trustee recommended by the Funds’ shareholders. Nonetheless, the Trustees Committee may on an informal basis consider any investor recommendations of possible Trustees that are received. The Trustees Committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Independent Trustees to possess (other than qualities or skills that may be required by applicable law or regulation). In identifying and evaluating potential Independent Trustee candidates the Trustees would consider experience, qualifications, attributes and skills that the Trustees Committee believed, based on the then current composition and skills of the Independent Trustees and experience or skills that may be appropriate in light of anticipated retirements, changing business conditions and regulatory or other developments, would maintain or enhance the effectiveness of the Independent Trustees’ oversight of the Funds’ affairs.

The Trustees Committee met four times during the fiscal year ended June 30, 2016.

The Trust also has a standing Valuation Committee. The members of the Valuation Committee are the President, Treasurer, Assistant Treasurer and each of the Independent Trustees of the Trust. In addition, the Funds’ Chief Compliance Officer is a non-voting member. The Valuation Committee is responsible for determining the value of securities under certain circumstances, and for considering other matters with respect to the valuation of securities and performing other functions assigned to the Valuation Committee in the Fair Valuation Procedures of the Trust. The Valuation Committee has delegated certain responsibilities to CRM; the Board and Trustees Committee oversee CRM’s performance of these responsibilities and receive regular reports regarding valuation of securities from CRM and the Funds’ other service providers. The Valuation Committee did not meet formally during the fiscal year ended June 30, 2016.

Oversight of Risk Management

Consistent with their responsibility for oversight of the Funds in the interests of shareholders, the Board of Trustees and the Trustees Committee oversee risk management of the Funds’ investment management and business operations. In performing this oversight function, the Board and the Trustees Committee consider various risks and risk management practices relating to the Funds.

The Funds face a number of risks, such as investment risk, counterparty risk, valuation risk, enterprise risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The goal of risk management is to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. Under the overall supervision of the Board and the Trustees Committee, the Funds, or CRM or other service providers to the Funds, employ a variety of processes, procedures and controls in an effort to identify, address and mitigate risks. Different processes, procedures and controls are employed with respect to different types of risks. The Board of Trustees and the Trustees Committee receive reports on risk management from the Funds’ and CRM’s Chief Compliance Officer as a regular Board meeting agenda item and more frequently if circumstances warrant. The reports received by the Trustees include summaries of relevant information relating to risk assessment and related controls, and updates regarding other risk related issues. In addition to the Chief Compliance Officer, other members of CRM’s risk committee, including CRM’s Chief Investment Officer, as well as various personnel of the other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Trustees Committee or to the Board with respect to various aspects of risk management. Most of the Funds’ investment management and business operations are carried out by or through CRM and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Trustees recognize that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness, and that some risks are simply beyond the control of the Funds or CRM or other service providers. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

In addition, it is important to note that the Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

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The following table shows the Trustees’ aggregate ownership of all of the CRM Funds as of December 31, 2015.

							Aggregate
							Dollar Range
	Dollar Range of Securities Held in the:						of Equity
	Small Cap	Small/Mid	Mid Cap	Large Cap	All Cap	International	Securities in
	Value	Cap Value	Value	Opportunity	Value	Opportunity	all of the
	Fund	Fund	Fund	Fund	Fund	Fund	Funds
Interested Trustee:
Carlos A. Leal	$50,001-	Over	Over	Over	Over	Over	Over
	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Independent Trustees:
Louis Ferrante	$1- $10,000	None	$1-	None	$1- $10,000	None	$10,001-
			$10,000				$50,000
Louis Klein, Jr.	None	$10,001-	None	None	$10,001-	$10,001-	$10,001-
		$50,000			$50,000	$50,000	$50,000
Clement C. Moore, II	Over	None	Over	None	Over	None	Over
	$100,000		$100,000		$100,000		$100,000

The compensation paid to each Trustee by each Fund and the aggregate compensation paid to each Trustee by all of the CRM Funds for the fiscal year ended June 30, 2016 was:

							Pension or
							Retirement		Total
	Aggregate Compensation from the:						Benefits	Estimated	Compensation
	Small	Small/Mid					Accrued as	Annual	from the
	Cap	Cap	Mid Cap	Large Cap	All Cap	International	Part of the	Benefits	Funds and
	Value	Value	Value	Opportunity	Value	Opportunity	Fund	Upon	the Fund
	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund	Expenses	Retirement	Complex*
Interested Trustee:
Carlos A. Leal	None	None	None	None	None	None	None	None	None
Independent Trustees:
Louis Ferrante	$15,280	$26,375	$29,790	$2,091	$980	$459	None	None	$74,975
Louis Klein, Jr.	$15,280	$26,375	$29,790	$2,091	$980	$459	None	None	$74,975
Clement C. Moore, II	$15,280	$26,375	$29,790	$2,091	$980	$459	None	None	$74,975
Chief Compliance Officer:
Steven A. Yadegari(2)	$15,142	$26,081	$30,173	$2,134	$971	$459	None	None	$74,960

*	On November 9, 2015, the Board of Trustees of CRM Mutual Fund Trust authorized the liquidation of CRM Global Opportunity Fund. The Global Opportunity Fund commenced liquidation on December 16, 2015. For the fiscal year ended June 30, 2016, each Trustee received $25 from the Global Opportunity Fund as part of their aggregate compensation.

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(1)	Under a Deferred Compensation Plan adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. As of June 30, 2016, the total amounts in the Independent Trustees’ deferral accounts were: $0.
(2)	Mr. Yadegari, the Funds’ Chief Compliance Officer, is an employee of CRM. The Funds reimburse CRM for a portion of his salary allocated to his duties as the Funds’ Chief Compliance Officer. He received $40 from the Global Opportunity Fund as part of his compensation.

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust and CRM have adopted Codes of Ethics (the “Code”). The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among CRM and the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Funds under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by CRM, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust’s registration statement filed with the SEC.

PROXY VOTING POLICIES

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to CRM, subject to the Board’s continuing oversight. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Funds. CRM will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.

CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for each Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, instances where in a company soliciting proxies is also an advisory client. In such instances, CRM will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM’s proxy voting policies and procedures are attached herewith as Appendix B.

Each Fund’s proxy voting record as of June 30, 2016 is available: (i) without charge, upon request by calling 800-CRM-2883; and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 2016, all Trustees and officers as a group owned approximately the following percentages of Investor Shares: 12% of International Opportunity Fund, 12% of Large Cap Opportunity Fund, and 2% of All Cap Value Fund.

As of September 30, 2016, all Trustees and officers as a group owned less than 1% of Investor Shares of Small Cap Value Fund, Small/Mid Cap Value Fund and Mid Cap Value Fund.

As of September 30, 2016, all Trustees and officers as a group owned approximately the following percentages of Institutional Shares: 1% of Small Cap Value Fund, 2% of Mid Cap Value Fund, 38% of All Cap Value Fund and 2% of Large Cap Opportunity Fund.

As of September 30, 2016, all Trustees and officers as a group owned less than 1% of Institutional Shares of Small/Mid Cap Value Fund, and International Opportunity Fund.

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Persons or organizations that own beneficially 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of October 3, 2016, the name, address and percentage ownership of each shareholder that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP

CRM SMALL CAP VALUE FUND - INVESTOR CLASS

Charles Schwab & Co Inc. Mutual Funds – SPL CSTDY A/C for EXCL BNFT CUST 101 Montgomery Street San Francisco, CA 94104-4122	19.38%	Record

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	6.94%	Record

Charles Atwood Company Connable Office 136 East Michigan Avenue, Suite 120 Kalamazoo, MI 49007	5.01%	Record

CRM SMALL CAP VALUE FUND - INSTITUTIONAL CLASS

State Street Bank & Trust As Trustee For The Nestle In The USA Savings Trust 1200 Crown Colony Dr Quincy, MA 02169-0938	21.02%	Record

Comerica Bank FBO Dingle - ERISA P.O. BOX 75000 Mail Code 3446 Detroit, MI 48275	19.31%	Record

Vanguard Fiduciary Trust Company Attn Outside Funds K14 PO BOX 2600 Valley Forge, PA 19482-2600	17.19%	Record

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	10.00%	Record

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	5.63%	Record

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NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP

CRM SMALL/MID CAP VALUE FUND - INVESTOR CLASS

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	18.73%	Record

Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4122	18.44%	Record

TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	18.22%	Record

Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	13.94%	Record

TIAA-CREF TRUST CO. CUST/TTEE ATTN: Trust Operations 211 North Broadway, Suite 1000 St. Louis, MO 63102-2733	12.67%	Record

CRM SMALL/MID CAP VALUE FUND -INSTITUTIONAL CLASS

US Bank NA FBO US Bank 401K Active US Small Mid Equity 1555 N Rivercenter Drive, STE 302 Milwaukee, WI 53212-3958	15.08%	Record

State Street Bank & Trust Company As Trustee For Bechtel NR Program Defined Contribution Master Trust 1200 Crown Colony Drive, 3rd Floor Quincy, MA 02169-0938	10.88%	Record

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	10.31%	Record

Mercer Trust Co. Cust FBO Regions Financial Corporation 401K Plan ATTN: DC PLAN ADMIN MS N-1-G One Investors Way Norwood, MA 02062	9.74%	Record

Comerica Bank FBO Dingle - ERISA P.O. BOX 75000 Mail Code 3446 Detroit, MI 48275	8.13%	Record

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NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP
Charles Schwab & Co Inc Special Custody Account For The Benefit Of Customers ATTN Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	6.65%	Record

State University Of Iowa Foundation One West Park Rd Iowa City, IA 52245	6.15%	Record

Mac & Co C/O The Bank Of New York Mellon Mutual Fund Operations PO BOX 3198 Pittsburgh, PA 15230	5.29%	Record

CRM MID CAP VALUE FUND -INVESTOR CLASS

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	34.07%	Record

Voya Retirement Insurance And Annuity Company One Orange Way Windsor, CT 06095-4774	18.76%	Record

State Street Bank And Trust Company FBO Adventist Healthcare Ret Plan PO BOX 5501 Boston, MA 02206-5501	16.36%	Record

LPL Financial Omnibus Customer Account Attn: Lindsay OToole 4707 Executive Drive San Diego, CA 92121-1968	7.95%	Record

Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4122	5.51%	Record

CRM MID CAP VALUE FUND -INSTITUTIONAL CLASS

National Financial Services Corp (FBO) Our Customers ATTN: Mutual Funds Department, 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	31.66%	Record

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NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP
Wells Fargo Bank FBO Various Retirement Plans 1525 West Wt Harris Blvd. Charlotte, NC 28288-1076	12.89%	Record

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	12.82%	Record

Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	7.49%	Record

Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	7.27%	Record

Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Its Customers 4800 Deerlake Dr East Jacksonville, FL 32246-6486	5.02%	Record

CRM LARGE CAP OPPORTUNITY FUND -INVESTOR CLASS

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	34.92%	Record

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	13.26%	Record

CRM LARGE CAP OPPORTUNITY FUND -INSTITUTIONAL CLASS

Merrill Lynch Pierce Fenner & Smith Inc. For The Sole Benefit Of Its Customers 4800 Deerlake Drive East Jacksonville, FL 32246-6486	75.05%	Record

RBC Investor Services Trust Hong Kong Limited TTEE The Citi Hong Kong Retirement Plan 18 Harbour Road Wanchai, Hong Kong	12.83%	Record

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NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP
CRM ALL CAP VALUE FUND -INVESTOR CLASS

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	15.29%	Record

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	12.66%	Record

CRM ALL CAP VALUE FUND -INSTITUTIONAL CLASS

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	50.02%	Record

Ronald H McGlynn Garden City, NY 11530-0000	33.89%	Beneficial

CRM INTERNATIONAL OPPORTUNITY FUND -INVESTOR CLASS

National Financial Services Corp. (FBO) Our Customers ATTN: Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	34.87%	Record

Cramer Rosenthal McGlynn, LLC ATTN: Carlos Leal 520 Madison Avenue New York, NY 10022-4382	11.54%	Beneficial

James F Considine Family Ltd. Partnership ATTN: W. Clarke Gormley Executor Of Considine Estate Houston, TX 77024-4600	10.11%	Beneficial

Margaret Day Normandy Park, WA 98166-3982	6.17%	Beneficial

Todd C Schermerhorn and Kate A Schermerhorn JTWROS MENDHAM NJ 07945-2703	5.33%	Beneficial

Christopher Barnett Darien, CT 06820-3206	5.28%	Beneficial

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NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP
CRM INTERNATIONAL OPPORTUNITY FUND -INSTITUTIONAL CLASS

Charles Schwab & Co Inc. Special Custody Account For The Benefit Of Customers ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	37.07%	Record

Grace Constance McGlynn Garden City, NY 11530-1567	34.18%	Beneficial

Jay B. Abramson Cramer Rosenthal McGlynn, LLC New York, NY 10022-1613	12.15%	Beneficial

Strafe & Co James And Laura Donald Revocable TR 414 34th Ave S Seattle, WA 98144-2542	5.74%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as investment adviser to the Funds. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 40 years. CRM is 10.10% owned by Cramer, Rosenthal, McGlynn, Inc. (“CRM, Inc.”), the controlling member of CRM. The principal shareholders of CRM, Inc. are senior and former officers or directors of CRM. Additionally, CRM Group LLC (“Group LLC”), an employee-owned entity, holds 1.90% of CRM. CRM is registered as an investment adviser with the SEC. WT Investments, Inc. a subsidiary of Wilmington Trust Corporation, owns 88.00% of CRM. Wilmington Trust is a wholly-owned subsidiary of M&T Bank Corporation. Options have been granted to senior officers of CRM and key CRM individuals to purchase shares of CRM. If such options were exercised, then CRM, Inc., Group LLC and CRM employees would own 23.42% of CRM on a fully diluted basis.

Under the Investment Advisory Agreement between the Trust, on behalf of the Funds, and CRM, the Small Cap Value Fund, the Small/Mid Cap Value Fund, the Mid Cap Value Fund, and the Large Cap Opportunity Fund each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets; 0.70% of the Fund’s next $1 billion of average daily net assets; and 0.65% of the Fund’s average daily net assets over $2 billion; and the All Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.95% of the Fund’s first $1 billion of average daily net assets; 0.90% of the Fund’s next $1 billion of average daily net assets; and 0.85% of the Fund’s average daily net assets over $2 billion. The International Opportunity Fund pays a monthly advisory fee to CRM at the annual rate of 0.90% of the Fund’s first $2 billion of average daily net assets and 0.85% of the Fund’s average daily net assets, over $2 billion.

CRM has a contractual obligation to waive a portion of its fees for each of the Small Cap Value Fund, Mid Cap Value Fund, the All Cap Value Fund, the International Opportunity Fund and the Small/Mid Cap Value Fund, and assume certain expenses of each Fund to the extent that total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of the average daily net assets of the Institutional Shares and 1.50% of the average daily net assets of the Investor Shares. CRM has a contractual obligation to waive a portion of its fees for the Large Cap Opportunity Fund and assume certain expenses of the Fund to the extent that total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 0.90% of the average daily net assets of the Institutional Shares and 1.15% of the average daily net assets of the Investor Shares. The expense limitations are in effect until November 1, 2017. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Fund.

Effective March 29, 2007, CRM voluntarily agreed to cap the annual expense ratio of the Small/Mid Cap Value Fund not to exceed 1.10% of the average daily net assets of the Institutional Shares and 1.35% of the Investor Shares. The voluntary cap may be increased or terminated at any time.

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Prior to June 30, 2010, (1) CRM contractually agreed to waive its fees and reimburse certain operating expenses with respect to Large Cap Opportunity Fund in an amount that would limit annual operating expenses to not more than 1.25% and 1.50% of average daily net assets for Institutional Shares and Investor Shares, respectively; and (2) CRM voluntarily agreed to cap the annual expense ratio of Large Cap Opportunity Fund not to exceed 1.15% and 1.40% for the Institutional Shares and Investor Shares, respectively. The voluntary cap may be increased or terminated at any time.

Advisory Services. Under the terms of the Investment Advisory Agreement, CRM agrees to: (a) direct the investments of each Fund, subject to and in accordance with such Fund’s investment objective, policies and limitations set forth in the Fund’s Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with such Fund’s objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Funds and CRM performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, CRM agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Fund. The Trust and/or CRM may at any time or times, upon approval by the Board, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that CRM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust who are affiliated with CRM and the salaries of all personnel of CRM performing services for each Fund relating to research, statistical and investment activities are paid by CRM.

Fees.

Investment Advisory Fees: For the periods listed in the table below, the Funds paid the following fees to CRM under the Investment Advisory Agreement:

CRM Fund	Fiscal Year Ended 6/30/16	Fiscal Year Ended 6/30/15	Fiscal Year Ended 6/30/14
Small Cap Value Fund	$3,082,400	$4,482,345	$5,810,312
Small/Mid Cap Value Fund	$5,309,620	$7,048,035	$8,174,104
Mid Cap Value Fund	$6,264,307	$13,789,090	$19,394,437
Large Cap Opportunity Fund	$405,667	$271,568	$364,885
All Cap Value Fund	$247,579	$374,454	$657,089
International Opportunity Fund	$107,635	$123,525	$399,448

Expense Reimbursements: During the past three fiscal years, CRM had contractual and voluntary obligations to waive a portion of its advisory fees attributable to the Funds and to assume certain expenses of such Funds. In accordance with these contractual and voluntary obligations, CRM reimbursed the following fees to the Funds:

CRM Fund	Fiscal Year Ended 6/30/16	Fiscal Year Ended 6/30/15	Fiscal Year Ended 6/30/14
Small Cap Value Fund	N/A	N/A	N/A
Small/Mid Cap Value Fund	N/A	N/A	N/A
Mid Cap Value Fund	N/A	N/A	N/A
Large Cap Opportunity Fund	80,128	$97,120	$96,074
All Cap Value Fund	67,657	$37,288	N/A
International Opportunity Fund	153,389	$153,773	$58,681

There is no provision in the Investment Advisory Agreement or Expense Limitation Agreement whereby CRM may recapture fees previously waived or expenses reimbursed with respect to the Funds.

Portfolio Managers

Ronald H. McGlynn, Chairman and Jay B. Abramson, CEO & CIO, are responsible for the overall management of each Fund. The investment research team for all of the Funds consists of sixteen individuals, with an average of eighteen years of financial and investment experience. The portfolio managers who have responsibility for the day-to-day management of each Fund are set forth below.

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Small Cap Value Fund. Brian M. Harvey, CFA is the leader of the team responsible for the day-to-day management of the Small Cap Value Fund.

Small/Mid Cap Value Fund. Jay B. Abramson, Brittain Ezzes and Thad Pollock are the leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Mid Cap Value Fund. Jay B. Abramson, Brittain Ezzes and Thad Pollock are the leaders of the team responsible for the day-to-day management of the Mid Cap Value Fund.

Large Cap Opportunity Fund. Jay B. Abramson, Robert Maina and Madeleine “Mimi” B. Morris are the leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

All Cap Value Fund. Jay B. Abramson and Jeffrey B. Reich, MD are the leaders of the team responsible for the day-to-day management of the All Cap Value Fund.

International Opportunity Fund. Andrey A. Belov, Ph.D. and Sackett S. Cook are the leaders of the team responsible for the day-to-day management of the International Opportunity Fund.

Other Accounts Managed by Portfolio Managers. The following tables identify, for each portfolio manager listed above as of June 30, 2016, the number of accounts (excluding the Fund which he or she manages) for which he or she has day-to-day management responsibilities, and the total assets in such accounts, within each of the following categories: registered investment companies and other accounts. None of these accounts are assessed a performance-based advisory fee.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jay B. Abramson	8 other registered investment companies with $374,298,770 in total assets under management	5 other pooled investment vehicles with $600,774,343 in total assets under management	112 other accounts with $2,845,727,212 in total assets under management

Andrey A. Belov, Ph.D.	No other registered investment companies	None	1 other account with $6,022,614 in total assets under management

Sackett S. Cook	No other registered investment companies	None	1 other account with $6,022,614 in total assets under management

Brittain Ezzes	1 other registered investment company with $30,160,244 in total assets under management	None	70 other accounts with $2,017,287,929 in total assets under management

Brian M. Harvey, CFA	No other registered investment companies	None	13 other accounts with $497,859,918 in total assets under management

Robert Maina	No other registered investment companies	None	39 other accounts with $481,482,954 in total assets under management

Madeleine “Mimi” B. Morris	No other registered investment companies	None	39 other accounts with $481,482,954 in total assets under management

Thad Pollock	1 other registered investment company with $30,160,244 in total assets under management	None	70 other accounts with $2,017,287,929 in total assets under management

Jeffrey B. Reich, MD	1 other registered investment company with $85,723,850 in total assets under management	1 other pooled investment vehicle with $359,762,916 in total assets under management	3 other accounts with $346,956,330 in total assets under management

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The following table identifies, for each portfolio manager listed above as of June 30, 2016, the number of registered investment companies (excluding the Fund which he manages) and other accounts for which he has day-to-day management responsibilities, which are assessed performance-based advisory fees, and the total assets in such accounts.

Portfolio Manager	Registered Investment Companies	Other Accounts Which Are Assessed Performance-Based Advisory Fees

Jay B. Abramson	No other registered investment companies	3 other accounts with $551,575,375 in total assets under management

Andrey A. Belov, Ph.D.	No other registered investment companies	No accounts with assessed performance-based advisory fee

Sackett S. Cook	No other registered investment companies	No accounts with assessed performance-based advisory fee

Brittain Ezzes	No other registered investment companies	2 other accounts with $31,551,548 in total assets under management

Brian M. Harvey, CFA	No other registered investment companies	2 other accounts with $59,949,425 in total assets under management

Robert Maina	No other registered investment companies	No accounts with assessed performance-based advisory fee

Madeleine “Mimi” B. Morris	No other registered investment companies	No accounts with assessed performance-based advisory fee

Thad Pollock	No other registered investment companies	2 other accounts with $31,551,548 in total assets under management

Jeffrey B. Reich, MD	No other registered investment companies	1 other account with $520,023,087 in total assets under management

Compensation of CRM Portfolio Managers. CRM’s portfolio managers are generally responsible for multiple accounts with similar investment strategies. For example, the managers of CRM’s mid cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid cap value investment strategy. Portfolio managers are compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account.

The compensation package for portfolio managers consists of several components: base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to CRM’s success.

The annual incentive plan provides cash bonuses dependent on portfolio performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate portfolio pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is based on certain qualitative factors discussed below.

For purposes of determining a portfolio manager’s bonus, the appropriate Fund’s benchmark is used. The benchmark used to determine the bonuses of the portfolio managers of the Small Cap Value Fund is the Russell 2000 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Small/Mid Cap Value Fund is the Russell 2500 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Mid Cap Value Fund is the Russell Midcap Value Index. The benchmark used to determine the bonus of the portfolio managers of the Large Cap Opportunity Fund is the Russell 1000 Value Index. The benchmark used to determine the bonus of the portfolio managers of the All Cap Value Fund is the Russell 3000 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the International Opportunity Fund is the MSCI ACWI Index (ex U.S.).

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Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s bonus is based upon relative performance of his or her assigned portfolio(s) compared to a peer group and benchmark, and is generally geared to rewarding top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which is comprised of a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with those of the firm. The size of actual awards varies. The profit-sharing plan is based on the income of the firm.

Material Conflicts of Interest. Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies. CRM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a Fund’s ability to take full advantage of the investment opportunity. To deal with these situations, CRM has adopted procedures for a trade allocation procedure for allocating limited investment opportunities across multiple funds and accounts.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. To help avoid these types of conflicts, each portfolio manager is subject to CRM’s Conflict of Interest Policy.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. To address these types of conflicts, CRM has adopted best execution and soft dollar policies governing a portfolio manager’s selection of brokers and dealers and his or her use of research services.

Variation in Compensation. A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees. In such cases, the portfolio manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts. In the case of hedge fund accounts, this inherent conflict of interest might be complicated by two additional factors: first, some CRM portfolio managers who have responsibility for managing hedge funds according to long-short or hedged strategies, also manage other client accounts according to long-only strategies; and second, in some cases the portfolio managers and their relatives and friends have substantial investment interests in the hedge funds they manage. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy. CRM’s portfolio managers and traders receive annual training regarding these procedures. The performance-based fee accounts and other client accounts are monitored for fair and equitable portfolio management and trading allocation on a regular basis, and are periodically tested for adherence to CRM’s procedures.

Proprietary Investments. CRM and/or its affiliates may have substantial personal or proprietary investments in some of the accounts managed by a portfolio manager. A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which CRM and/or its affiliates have interests. However, each portfolio manager is subject to CRM’s Code of Ethics policy governing personal securities transactions in which portfolio managers engage.

Other Factors. Several other factors, including the desire to maintain or increase assets under the Adviser’s management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to some funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy.

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As discussed above, CRM and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for CRM and the individuals that it employs. However, there is no guarantee that the policies and procedures adopted by CRM and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Portfolio Manager Security Ownership. The following table shows each portfolio manager’s ownership of securities of the Fund that he or she manages as of June 30, 2016.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund

Jay B. Abramson	Small Cap Value Fund	$500,001 - $1,000,000
	Small/Mid Cap Value Fund	$500,001 - $1,000,000
	Mid Cap Value Fund	$500,001 - $1,000,000
	Large Cap Opportunity Fund	$500,001 - $1,000,000
	All Cap Value Fund	$500,001 - $1,000,000
	International Opportunity Fund	$500,001 - $1,000,000

Andrey A. Belov, Ph.D.	International Opportunity Fund	$100,001 - $500,000

Sackett S. Cook	International Opportunity Fund	$100,001 - $500,000

Brittain Ezzes	Small/Mid Cap Value Fund	$100,001 - $500,000
	Large Cap Opportunity Fund	$10,001-$50,000
	All Cap Value Fund	$10,001-$50,000
	International Opportunity Fund	$10,001-$50,000

Brian M. Harvey, CFA	Small Cap Value Fund	$100,001 - $500,000
	Small/Mid Cap Value Fund	$10,001-$50,000
	Large Cap Opportunity Fund	$10,001-$50,000

Robert Maina	Mid Cap Value Fund	$50,001 - $100,000
	Small/Mid Cap Value Fund	$1 - $10,000
	Large Cap Opportunity Fund	$100,001 - $500,000
	All Cap Value Fund	$100,001 - $500,000

Madeleine “Mimi” B. Morris	Large Cap Opportunity Fund	$100,001 - $500,000

Thad Pollock	Mid Cap Value Fund	$100,001 - $500,000
	Small/Mid Cap Value Fund	$1 - $10,000
	Large Cap Opportunity Fund	$1 - $10,000

Jeffrey B. Reich, MD	All Cap Value Fund	$100,001 - $500,000

SERVICE PROVIDERS

Administrator and Accounting Agent

BNY Mellon Investment Servicing (US) Inc., (“BNY Mellon”) 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ administrator and accounting agent. Pursuant to an Administration and Accounting Services Agreement, BNY Mellon performs certain administrative and accounting services for the Funds, such as preparing shareholder reports, providing statistical and research data, assisting CRM in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by BNY Mellon include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds. For the services it provides, the Trust pays BNY Mellon an annual fee based on the aggregate average daily net assets of all the Funds as follows:

0.020% of the first $5 billion of aggregate average net assets;

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0.0175% of the next $2.5 billion of aggregate average net assets;

0.0150% of the next $2.5 billion of aggregate average net assets; and

0.0125% of the aggregate average net assets in excess of $10 billion.

For the periods shown in the table below, the Funds paid the following fees to BNY Mellon under the Administration and Accounting Service Agreement:

CRM Fund	Fiscal Year Ended 6/30/16	Fiscal Year Ended 6/30/15	Fiscal Year Ended 6/30/14
Small Cap Value Fund	$101,502	$137,674	$155,925
Small/Mid Cap Value Fund	$166,835	$209,039	$220,289
Mid Cap Value Fund	$195,652	$415,634	$551,646
Large Cap Opportunity Fund	$20,414	$16,127	$10,477
All Cap Value Fund	$14,431	$16,749	$14,586
International Opportunity Fund	$39,942	$37,053	$12,164

Custodian

BNY Mellon Investment Servicing Trust Company, (the “Custodian”), 2 Hanson Place, 7th Floor, Brooklyn, New York 11217, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Funds, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Funds, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Funds, releasing and delivering securities from the custody accounts of the Funds, maintaining records with respect to such custody accounts, delivering to the Funds a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.

Shareholder Service Plan for Investor Shares

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay certain Intermediaries an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate such Intermediaries who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include, but are not limited to, (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ Distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

During the past three fiscal years, the Investor Shares of the Funds paid the following shareholder servicing fees:

CRM Fund	Fiscal Year Ended 6/30/16	Fiscal Year Ended 6/30/15	Fiscal Year Ended 6/30/14
Small Cap Value Fund - Investor Shares	$160,391	$186,254	$244,126
Small/Mid Cap Value Fund - Investor Shares	$150,415	$289,529	$636,437
Mid Cap Value Fund - Investor Shares	$934,586	$1,375,850	$1,918,506
Large Cap Opportunity Fund - Investor Shares	$29,301	$36,456	$43,615
All Cap Value Fund - Investor Shares	$52,961	$81,105	$101,550
International Opportunity Fund - Investor Shares	$19,845	$20,458	$22,844

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Sub-Transfer Agency Expenses Paid by Institutional Shares

Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. Such sub-transfer agency services provided by Intermediaries to shareholders of Institutional Shares of the Funds include: (a) answering shareholder inquiries, (b) establishing and maintaining shareholder accounts and records, (c) providing periodic statements showing a shareholder’s account balances, (d) furnishing on behalf of the Funds’ Distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, and (e) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing sub-transfer agency services from the assets of the Institutional Shares of each Fund based on charges for similar services if such services were provided directly by the Funds’ transfer agent.

Additional Service Providers

Independent Registered Public Accounting Firm. Ernst & Young LLP (“E&Y”) serves as the independent registered public accounting firm to the Funds providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Fund. E&Y is located at One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Legal Counsel. Morgan, Lewis & Bockius LLP, One Federal Street, Boston, Massachusetts 02110, serves as counsel to the Funds.

Transfer Agent. BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES

ALPS Distributors, Inc (the “Distributor”), is located at 1290 Broadway, Denver, Colorado 80203. The Distributor serves as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives shareholder service fees under any shareholder service plan adopted by the Funds, the Distributor will furnish or enter into arrangements with Intermediaries for the furnishing of personal or account maintenance services with respect to the relevant shareholders of a Fund as may be required pursuant to such plan.

After an initial period, the Distribution Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of the Funds’ shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a plan adopted in accordance with Rule 12b-1 under the 1940 Act with respect to a Fund or in such Agreement, or by vote of a majority of the outstanding voting securities of the Funds) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Trust.

Additional Payments

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this SAI for distribution, shareholder servicing, sub-transfer agent and record keeping services. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

CRM places all portfolio transactions on behalf of each Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For the periods shown in the table below, the Funds paid the following brokerage commissions:

CRM Fund	Fiscal Year Ended 6/30/16	Fiscal Year Ended 6/30/15	Fiscal Year Ended 6/30/14
Small Cap Value Fund	$780,848	$1,418,443	$1,423,362
Small/Mid Cap Value Fund	$948,323	$1,446,492	$1,885,713
Mid Cap Value Fund	$1,309,527	$3,488,454	$3,743,514
Large Cap Opportunity Fund	$100,785	$61,455	$69,790
All Cap Value Fund	$40,106	$63,929	$106,965
International Opportunity Fund	$40,033	$64,248	$213,663

Significant changes in brokerage commissions paid by a Fund from year to year have been due to changing asset levels and/or portfolio turnover.

To the extent that a Fund effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Trust, the Adviser or the Distributor, such transactions will be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

During each of the fiscal years ended June 30, 2016, June 30, 2015 and June 30, 2014, the Funds did not effect brokerage transactions with an affiliated person.

Brokerage Selection

The primary objective of CRM in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, CRM considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to CRM.

Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities.

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Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research or brokerage services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser’s personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

The Adviser on behalf of the Funds directed certain brokerage transactions to brokers because of research and brokerage services provided. The Adviser utilized commission sharing arrangements (“CSAs”) to assist in obtaining client commission benefits provided by brokers, such as research and brokerage services, by allocating a portion of certain eligible brokerage commissions to credit pools maintained by those brokers. Amounts in the credit pools are then used to obtain these services from brokers or other third parties. The Adviser also obtains client commission benefits through brokerage arrangements other than CSAs under which the Funds also pay commissions.

For periods shown in the table below, the Funds paid commissions to brokers with which the Adviser maintains these arrangements in the following amounts:

CRM Fund	Total Brokerage Transactions for Research Services 6/30/16	Related Commissions for Research Services 6/30/16
Small Cap Value Fund	$344,192,664	$460,627
Small/Mid Cap Value Fund	$598,571,512	$545,490
Mid Cap Value Fund	$811,953,679	$626,811
Large Cap Opportunity Fund	$89,377,246	$47,663
All Cap Value Fund	$28,893,992	$21,290
International Opportunity Fund	$886,905	$496

During the fiscal year ended June 30, 2016, the Funds purchased securities issued by the following regular broker-dealers of the Funds, which had the following values as of June 30, 2016:

CRM Fund	Shares/Issuer	Market Value
Mid Cap Value Fund	371,350/SunTrust Capital Markets, Inc.	$15,255,058
Large Cap Opportunity Fund	51,750/SunTrust Capital Markets, Inc.	$2,125,890
Large Cap Opportunity Fund	161,312/Bank of America Corp.	$2,140,610
All Cap Value Fund	16,500/SunTrust Capital Markets, Inc.	$677,820
All Cap Value Fund	36,800/Bank of America Corp.	$488,336

Allocation of Portfolio Transactions

CRM’s other clients generally have investment objectives and programs similar to that of the Funds. CRM expects to make purchases or sales of securities on behalf of such clients that are substantially similar to those made by CRM on behalf of the Funds. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of CRM not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between the Funds and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust issues two separate classes of shares, Institutional Shares and Investor Shares, for Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund and International Opportunity Fund. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

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The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Investor Shares pay shareholder service fees not to exceed 0.25% of the average net assets of the Investor Shares of each Fund. The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service fees. Accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund and not by shareholders of other CRM Funds. The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the Shares entitled to vote on a matter shall constitute a quorum at a meeting of the Shareholders. Generally, subject to the 1940 Act and the specific provisions of the Declaration of Trust, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except only a plurality vote shall be necessary to elect Trustees.

The Funds may involuntarily redeem a shareholder’s shares: (a) if at such time such shareholder owns shares of any Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that such shareholder owns shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of such Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust. The Trustees have no current intention to involuntarily redeem a shareholder’s shares merely for exceeding a maximum percentage of the outstanding shares of a Fund or of the Trust. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund or potential money laundering, ERISA issues, or transactions that could jeopardize the tax status of a Fund or of the Trust. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require such shareholder to redeem their shares.

The Trust may cause, to the extent consistent with applicable law, (a) the Trust or one or more of its Funds to be merged into or consolidated with another trust, series of another trust or other person, (b) the shares of the Trust or any Fund to be converted into beneficial interests in another trust or series thereof, (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (d) a sale of assets of the Trust or one or more of its Funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present (i.e., the presence of forty percent (40%) of the Shares entitled to vote on a matter), provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust shall directly or indirectly have any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer such Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Trust’s Declaration of Trust provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action with respect to a Fund, a demand by three unrelated shareholders must first be made on the Fund’s trustees. The Trust’s Declaration of Trust details

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various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The Trust’s Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Fund or class thereof to recover a judgment in its favor unless (a) Shareholders holding at least ten percent (10%) of the outstanding Shares of the Trust, Fund or Class, as applicable, join in the bringing of such court action, proceeding or claim, and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act. 12 Del. C. Section 3801 et seq., as amended. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Trust’s Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a series or class, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the series or class, generally. Under the Trust’s Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time.

The Trust’s Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder shall be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Trust’s Declaration of Trust provides that the Trust will indemnify and hold harmless each and every Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively. The Trust’s Declaration of Trust also provides that no Trustee, officer or employee of the Trust owes any duty to any person (including without limitation any shareholder), other than the Trust or any series.

The Trust’s Declaration of Trust further provides that (i) the appointment, designation or identification (including in any proxy or registration statement or other document) of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or as having experience, attributes or skills in any area, or any other appointment, designation or identification of a Trustee, shall not impose on that individual any standard of care, duty, obligation or liability that is greater than the standard of care, duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement), (ii) no Trustee who has special attributes, skills, experience or expertise shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of each Fund’s Prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts. You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at

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800-CRM-2883. The Bank of New York Mellon, as custodian for each IRA account, receives an annual fee of $10 per account, paid directly to The Bank of New York Mellon by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan. You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bi-monthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at 800-CRM-2883. (Available only to Investor Shares of the Funds).

Payroll Investment Plan. The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will be automatically transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, CRM or the transfer agent, to arrange for transactions under the PIP. A Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. (Available only to Investor Shares of the Funds).

Redemption of Shares

Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus. Additional methods to redeem shares are as follows:

By Wire. Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $100,000 or less, mailed to your Fund account address of record if the address has been established for at least 30 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

Systematic Withdrawal Plan. If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bi-monthly, quarterly, semi-annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. (Available only to Investor Shares of the Funds.)

Additional Information Regarding Redemptions. To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Intermediaries who have purchased shares through their accounts with those Intermediaries should contact the Intermediaries prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

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Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period for any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares

The NAV of each class of each Fund is calculated as of the scheduled close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Independent brokers or quotation services provide prices or foreign securities in their local currency. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which OTC market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the OTC market. Futures contracts and options are valued on the basis of market quotations, if available. If applicable, any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the NAV. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. Please see the Funds’ prospectus for additional information regarding the procedure used by the Funds’ in valuing their assets.

DIVIDENDS

Dividends, if any, from the Funds’ net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

TAXATION OF THE FUNDS

General

Each Fund is treated as a separate corporation for United States federal income tax purposes. Each Fund has elected and intends to qualify each year to be treated under Subchapter M of the Internal Revenue Code as a RIC. To qualify for treatment as a RIC under the Internal Revenue Code, a Fund must distribute to its shareholders for each taxable year at least the sum of (i) 90% of its investment company taxable income computed without regard to the dividends-paid deduction (consisting generally of dividends, interest, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and (ii) 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such stock, securities or currencies, or net income derived from any interest in certain qualified publicly traded partnerships (the “Good Income Requirement”); (2) at the close of each quarter of each Fund’s taxable year, at least

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50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities and the securities of other RICs) of any one issuer, in securities (other than securities of other RICs) of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or in securities of one or more qualified publicly traded partnerships.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. However, each Fund generally will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income, including “undistributed net capital gain” (i.e., the amount of its net capital gain over the amount of capital gain dividends), and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as the Funds) on alternative minimum taxable income.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders, and all distributions from its current or accumulated earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividend income. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so, the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for a shortfall in the prior year’s distribution.

For U.S. federal income tax purposes, a Fund is permitted to carry forward indefinitely a net capital loss from any taxable year to offset its capital gains, if any, in years following the year of the loss. To the extent a Fund’s subsequent capital gains are offset by carryforwards of net capital losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as such to shareholders. Generally, the Funds may not carry forward any losses other than capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Except as discussed below, distributions from a Fund (whether paid in cash or reinvested in additional shares of the Fund) will generally be taxable to shareholders as ordinary income for U.S. federal income tax purposes to the extent derived from the Fund’s investment income and net short-term capital gains. The character of a Fund’s distributions of capital gains is determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Any gain or loss on the sale of investments for which a Fund had a holding period in excess of one year is generally long-term capital gain or loss to the Fund. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that are properly reported by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares. Long-term capital gains are taxable to non-corporate shareholders at U.S. federal income tax rates of up to 20%. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

Each Fund may designate amounts retained as undistributed net capital gain in a notice to its shareholders. If a Fund makes such a designation, the Fund’s shareholders (1) will be required to include in income for United States federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (2) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (3) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in the shareholder’s income over the income tax credit.

“Qualified dividend income” received by an individual or certain noncorporate shareholders is generally taxed at the rates applicable to long-term capital gain. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from a “qualified foreign corporation”. A qualified foreign corporation is a corporation that is either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties and that meets certain additional requirements. Certain dividends received from foreign corporations not otherwise treated as qualified foreign corporations will be treated as received from a qualified foreign corporation if they are paid on stock that is readily tradable on an established securities market in the United States. Passive foreign investment companies (“PFICs”) are not qualified foreign corporations for this purpose. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements

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with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. If 95% or more of a Fund’s gross income, calculated without taking into account net capital gains, consists of qualified dividend income, the Fund may report all distributions of income (other than those reported as capital gain dividends) as qualified dividend income.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) will generally be taken into account in computing a shareholder’s net investment income.

Shareholders receiving a distribution in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that would have been received had they elected to receive cash and will have a tax basis in each share received equal to such amount divided by the number of shares received.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain (if the shareholder holds his or her shares of the Fund as a capital interest). A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares by such shareholder.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the Excise Tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

If an investor purchases Fund shares shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and will effectively receive some portion of the price back as a taxable distribution.

Upon a sale, exchange or redemption of a shareholder’s shares, the shareholder will generally realize taxable gain or loss depending upon such shareholder’s basis in the shares. An exchange between classes of shares of the same Fund normally is not taxable. The gain or loss generally will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed as a loss from a “wash sale” to the extent shares of the Fund are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are sold or redeemed. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any amounts treated as distributions of long-term capital gain to that shareholder with respect to those shares (including any amounts credited to the shareholder as undistributed capital gain). Capital losses are deductible only against capital gains except in the case of individual shareholders, who may generally deduct up to $3,000 per year of capital losses against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends-received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund’s dividend income qualifying for the deduction. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if certain holding period requirements with respect to those shares are not met. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

A notice setting out the U.S. federal income tax status of all distributions will be distributed to shareholders annually.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or of certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure

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to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the Fund shares are “debt-financed property” within the meaning of the Code. However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws that are generally applicable to shareholders receiving such dividends or distributions from regulated investment companies such as the Fund.

A plan participant whose retirement plan invests in the Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income, and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Foreign Securities

Dividends and interest received, and gains realized, by a Fund with respect to investments in foreign securities may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the Fund’s effective return from those securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine a Fund’s rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.

If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, it may elect to “pass through” to its shareholders qualified foreign taxes paid by it. If a Fund so elects, shareholders will be required to include their pro rata portions of the qualified foreign taxes paid by the Fund in their gross incomes for federal income tax purposes. Qualified foreign taxes for this purpose generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their AMT liability. If a Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the Fund’s shareholders could incur a loss, or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Each Fund may invest in the stock of PFICs. A PFIC is a foreign corporation — other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) at least 50% of its assets (generally computed based on average fair market values) produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund timely distributes the PFIC income as a taxable dividend to its shareholders. A Fund would not be able to pass through to its shareholders a credit or deduction for such tax. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be taken into account in computing the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is timely distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects in the first year in which it holds such investment (or if it elects subsequently and makes certain other elections) to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy

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the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a Fund-level tax, a Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for a Fund to make a QEF election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis. Since a PFIC in which a Fund invests might not provide such tax information, a Fund may not be able to elect to treat any given PFIC as a QEF.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark-to-market gains are treated as dividend income for purposes of the Good Income Requirement. Mark-to-market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a Fund-level tax, a Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. If a Fund makes a “mark-to-market” election with respect to its stock in a PFIC, any gain recognized upon a taxable disposition of a share of such PFIC will be treated as ordinary income, and any loss recognized on such a taxable disposition will be treated as ordinary loss to the extent of the net amount previously included in income as a result of the “mark-to-market” election.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify to be treated as a RIC under the Internal Revenue Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund.

Basis Reporting

Each Fund will report to the IRS the amount of sale proceeds that a shareholder receives from a sale or exchange of its shares. For sales or exchanges of shares acquired on or after January 1, 2012 (“covered shares”), each Fund will also report the shareholder’s basis in those shares and whether any gain or loss that the shareholder realizes on the sale or exchange is short-term or long-term gain or loss. For purposes of calculating and reporting basis, shares of a Fund acquired prior to January 1, 2012 and shares of that same Fund acquired on or after January 1, 2012 will generally be treated as held in separate accounts. If a shareholder has a different basis for covered shares of a particular Fund in the same account (e.g., if a shareholder purchased fund shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Funds’ default method for calculating basis will be “first-in, first-out” (FIFO). Subject to certain limitations, each shareholder may choose a method other than FIFO at the time of a purchase or upon a sale of covered shares. Shareholders should consult their tax advisers concerning the tax consequences of applying the FIFO method or electing another method of basis calculation.

Certain Hedging Strategies; Options

The use of hedging strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options that a Fund may purchase or write will generally qualify as permissible income for purposes of the Good Income Requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders. In order to distribute the income from such transactions and avoid a Fund-level tax, a Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Short Sales

Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if a short sale is closed on or before the 45th day after the date on which the Fund entered into the short sale (subject to extensions in certain circumstances).

46

Straddles

Internal Revenue Code Section 1092 (dealing with straddles) also may affect the taxation of options in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Treasury Regulations promulgated under Section 1092 also provide certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. In order to distribute the income from such transactions and avoid a Fund-level tax, a Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Constructive Sale

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale of, an offsetting notional principal contract entered into by a Fund or a related person with respect to, or a futures or forward contract (as defined in the Internal Revenue Code) to deliver, the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

U.S. Taxation of Non-U.S. Shareholders

Dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. The 30% withholding tax will also not apply to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities after June 30, 2014 (or in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding

Each Fund is also required in certain circumstances to apply backup withholding on dividends (including capital gain dividends), redemption proceeds, and certain other payments that are paid to any non-corporate shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing discussion is a general summary of some of the important U.S. federal income tax consequences affecting each Fund and its shareholders. The discussion is included for general informational purposes only.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

47

This summary does not address any potential foreign, state, local or non-income tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax.

FINANCIAL STATEMENTS

The audited financial statements of the Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund and International Opportunity Fund (Statement of Assets and Liabilities as of June 30, 2016, Statement of Operations for the year ended June 30, 2016, Statement of Changes in Net Assets for each of the years in the two year period ended June 30, 2016, Financial Highlights for each of the years in the five year period ended June 30, 2016 during which a fund was operational, and Notes to Financial Statements, along with the Report of the Independent Registered Public Accounting Firm) which are included in the Funds’ Annual Report to shareholders, are incorporated by reference into this Statement of Additional Information (filed on September 8, 2016, Accession Number 0001193125-16-705162).

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Appendix A

DESCRIPTION OF RATINGS

Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and Fitch, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Funds may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. CRM attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. In that event, CRM will consider whether it is in the best interest of the Funds to continue to hold the securities.

Moody’s Ratings

Corporate and Municipal Bonds.

Aaa: Obligations that are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations that are rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations that are rated A are considered upper-medium-grade and are subject to low credit risk.

Baa: Obligations that are rated Baa are subject to moderate credit risk. They are considered medium-grade obligations and as such may possess certain speculative characteristics. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate and Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

Municipal Notes. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” are judged to be of the highest quality. There is present strong protection by established cash flows, highly reliable liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” are of strong credit quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or are of acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P Ratings

Corporate and Municipal Bonds.

AAA: Obligations rated AAA have the highest rating assigned by S&P. This rating indicates an extremely strong capacity by the obligor to meet its financial commitment.

AA: Obligations rated AA differ from AAA issues only to a small degree. The obligor has a very strong capacity to meet its financial commitment.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Corporate and Municipal Commercial Paper. The “A-1” rating for corporate and municipal commercial paper indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

Municipal Notes. The “SP-1” rating reflects a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1

Fitch Ratings

Description of Fitch’s highest state and municipal notes rating.

AAA - Highest credit quality. The obligor has an exceptionally strong capacity for payment of financial commitments, which is unlikely to be affected by reasonably foreseeable events.

AA - Very high credit quality. The obligor’s capacity for payment of financial commitments is very strong. This capacity is not significantly vulnerable to foreseeable events.

A-2

Appendix B

CRAMER ROSENTHAL MCGLYNN, LLC

POLICIES AND PROCEDURES FOR PROXY VOTING

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Firm”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of clients, and for the purpose of providing benefits to such clients. The CRM Compliance Committee (the “Compliance Committee”) has determined that these Policies and Procedures for Proxy Voting (these “Policies”) are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM’s obligations under Rule 206(4)-7 under the Advisers Act.

Proxy Voting Process

CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM will consider the factors that could affect the value of a Fund’s investment in its determination on a vote. CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

The Voting Process

Review of Proxy Solicitation Materials/Independent Recommendations

CRM receives proxy materials through an independent third party, Institutional Shareholder Services (“ISS”). ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value. ISS’s voting recommendations cover three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines;1 and (iii) voting recommendations intended to generally maximize shareholder value.

In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of separately-managed Taft-Hartley accounts or accounts where the client specifically directs CRM to vote in a “socially responsible” manner; in these cases CRM would generally follow the particular ISS recommendations for that category.

ISS Standard Proxy Voting Guidelines Summary

The following is a summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines), which form the substantive basis of CRM’s Policy on Proxy Voting. 2 As described above, CRM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

Auditors:

Vote for proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent.

[1]	CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 (“ERISA”).
[2]	The full ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a case-by-case basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be considered in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CRO pay.

Majority of Independent Directors/Establishment of Committees

Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Shareholder Rights:

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make shareholder action by written consent.

Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholder’s to act independently of management.

Supermajority Vote Requirements

Vote against proposals to require a supermajority shareholder vote.

Vote for proposals to lower supermajority vote requirements.

Cumulative Voting

Vote against proposals to eliminate cumulating voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.

Confidential Voting

Vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspector of election, as long as the proposal includes a provision for proxy contents as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Proxy Contests:

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the factors that include the long-term financial performance, management’s track record, qualification of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote case-by-case. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

Mergers and Corporate Restructurings

Vote case-by-case on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a case-by-case basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Capital Structure:

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock). Vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Management Compensation:

Director Compensation

Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.

Shareholder Proposals regarding Executive and Director Pay

Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Advisory Vote on Say on Pay Frequency

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Management Proposals Seeking Approval to Re-price Options

Votes on management proposals seeking to re-price options are evaluated on a case-by-case basis giving consideration to: historic trading patterns rationale for re-pricing, value-for-value exchange, options vesting, term of the options, exercise price, and participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a case-by-case basis.

Shareholder Proposals on Compensation

Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Social and Environmental Issues:

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business and workplace diversity. In general, vote case-by-case. While a wide variety of factors are considered, the primary focus is on how the proposal will enhance the economic value of the company.

Securities on Loan:

Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

Clients Who Vote Their Own Proxies:

CRM clients may retain the authority to vote their own proxies in their discretion.

Conflicts and Potential Conflicts of Interest

CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. When a conflict or potential conflict has been identified, CRM will generally vote the proxy as recommended by ISS, subject to a review by the CRM Compliance Committee indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

Disclosure

CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

Recordkeeping

CRM shall retain the following books and records in, as appropriate, electronic or hard copy form: (i) a copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission), (ii) a record of each vote cast on behalf of clients, (iii) internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations, (iv) copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client, and (v) with respect to votes cast for securities held in any registered investment company, records of CUSIP numbers.

Records for the CRM Mutual Fund Trust shall be recorded and maintained by the Trust.

The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM

ITEM 28.	EXHIBITS.

a(1)	Certificate of Trust of CRM Mutual Fund Trust (the “Trust”) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the Commission on April 11, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Registration Statement”).

a(2)	Amended and Restated Agreement and Declaration of Trust of the Trust is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

b(1)	By-Laws of the Trust are incorporated herein by reference to the Registrant’s Registration Statement.

d(1)	Investment Advisory Agreement between the Trust, on behalf of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund and CRM Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”), and Cramer Rosenthal McGlynn, LLC, as investment adviser is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 2”).

d(2)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the Commission on October 24, 2006 (SEC File Nos. 333-123998 and 811-21749) (Post-Effective Amendment No. 5”).

d(3)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM All Cap Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser are incorporated herein by reference to Post-Effective Amendment No. 5.

d(4)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM 130/30 Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser are incorporated herein by reference to Post-Effective Amendment No. 8.

d(5)	Amended and Restated Exhibit A to the Expense Limitation Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is incorporated herein by reference to Post-Effective Amendment No. 5.

d(6)	Amended and Restated Exhibit A to the Expense Limitation Agreement between the Trust, on behalf of CRM All Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is incorporated herein by reference to Post-Effective Amendment No. 5.

d(7)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of CRM Small/Mid Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A, as filed with the Commission on October 7, 2008 (SEC File Nos. 333-123998 and 811-21749) (Post-Effective Amendment No. 9”).

d(8)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM Global Opportunity Fund, CRM International Opportunity Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser is incorporated herein by reference to Post-Effective Amendment No. 11.

d(9)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of CRM Global Opportunity Fund, CRM International Opportunity Fund and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to Post-Effective Amendment No. 11.

d(10)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of the Funds, and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to Post-Effective Amendment No. 14.

d(11)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of the Funds and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2011 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 15”).

d(12)	Amended and Restated Expense Limitation Agreement between the Trust, on behalf of the Funds, and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to Post-Effective Amendment No. 15.

d(13)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of the Funds, and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A, as filed with the Commission on August 26, 2015 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 23”).

d(14)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM Long/Short Opportunities Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

d(15)	Amended and Restated Expense Limitation Agreement between the Trust, with respect to CRM Long/Short Opportunities Fund and Cramer Rosenthal McGlynn, LLC, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

d(16)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, with respect to CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM International Opportunity Fund and CRM Long/Short Opportunities Fund, and Cramer Rosenthal McGlynn, LLC, is filed herewith.

e(1)	Distribution Agreement dated June 30, 2010 between the Trust and ALPS Distributors, Inc., as distributor is incorporated herein by reference to Post-Effective Amendment No. 14.

e(2)	Distribution Agreement dated August 23, 2011 between the Trust and ALPS Distributors, Inc., as distributor is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A, as filed with the Commission on October 26, 2012 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 17”).

e(3)	Amendment to Distribution Agreement between the Trust and ALPS Distributors, Inc. with respect to CRM Long/Short Opportunities Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

g(1)	Custodian Services Agreement between the Trust and the Bank of New York Mellon (formerly PFPC Trust Company), as custodian is incorporated herein by reference to Post-Effective Amendment No. 2.

g(2)	Foreign Custody Manager Agreement between the Trust, on behalf of the Funds and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 15.

g(3)	Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon (formerly PFPC Trust Company) as custodian is incorporated herein by reference to Post-Effective Amendment No. 15.

g(4)	Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon as custodian is incorporated herein by reference to Post-Effective Amendment No. 17.

g(5)	Form of Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon as custodian is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2014 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 22”).

h(1)	Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 2.

h(2)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 5.

h(3)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM All Cap Value Fund and CRM 130/30 Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 8.

h(4)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM Global Opportunity Fund and CRM International Opportunity Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent, is incorporated herein by reference to Post-Effective Amendment No. 12.

h(5)	Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 15.

h(6)	Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 17.

h(7)	Form of Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 22.

h(8)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. with respect to CRM Long/Short Opportunities Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

h(9)	Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as administrator is incorporated herein by reference to Post-Effective Amendment No. 2.

h(10)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.)., as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.

h(11)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM All Cap Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.

h(12)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM Global Opportunity Fund and CRM International Opportunity Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as administrator, is incorporated herein by reference to Post-Effective Amendment No. 12.

h(13)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 15.

h(14)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 17.

h(15)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2013 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 19”).

h(16)	Form of Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator, is incorporated herein by reference to Post-Effective Amendment No. 22.

h(17)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc. with respect to CRM Long/Short Opportunities Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

h(18)	Amended and Restated Shareholder Service Plan for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 8.

h(19)	Amended and Restated Shareholder Service Plan for Investor Shares of the CRM Global Opportunity Fund and the CRM International Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 11.

h(20)	Amended and Restated Shareholder Servicing Agreement for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 8.

h(21)	Amended and Restated Shareholder Servicing Agreement for Investor Shares of the CRM Global Opportunity Fund and the CRM International Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 11.

h(22)	Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 5.

h(23)	Amended and Restated Shareholder Service Plan for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 15.

h(24)	Amended and Restated Shareholder Servicing Agreement for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 15.

i(1)	Form of Opinion and Consent of counsel with respect to CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund and CRM Large Cap Opportunity Fund is incorporated herein by reference to the Registrant’s Registration Statement.

i(2)	Form of Opinion and Consent of counsel with respect to CRM Mid/Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 1.

i(3)	Form of Opinion and Consent of counsel with respect to CRM All Cap Value Fund and Advisor Shares as a class of shares of CRM Mid/Large Cap Value Fund and CRM All Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 4.

i(4)	Opinion and Consent of counsel with respect to CRM Global Opportunity Fund and CRM International Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

i(5)	Opinion and Consent of counsel with respect to CRM Long/Short Opportunities Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

j	Consent of Ernst & Young LLP, the Trust’s Independent Registered Public Accounting Firm, is filed herewith.

n(1)	Amended and Restated Multiple Class Plan of the Trust is incorporated by reference to Post-Effective Amendment No. 11.

n(2)	Amended and Restated Appendix A to Multiple Class Plan of the Trust, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).

p(1)	Code of Ethics for the Trust is Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the Commission on June 29, 2005 (SEC File Nos. 333-123998 and 811-21749).

p(2)	Code of Ethics for the Trust, as revised June 2010 is incorporated herein by reference to Post-Effective Amendment No. 22.

p(3)	Code of Ethics for the Investment Adviser, as revised November 2011 is incorporated herein by reference to Post-Effective Amendment No. 17.

p(4)	Code of Ethics for the Investment Adviser, as revised June 2013, is incorporated herein by reference to Post-Effective Amendment No. 19.

p(5)	Code of Ethics for the Investment Adviser, as revised August 2014, is incorporated herein by reference to Post-Effective Amendment No. 22.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

None

ITEM 30.	INDEMNIFICATION.

Article IX of the CRM Mutual Fund Trust (the “CRM Trust” or the “Registrant”) Agreement and Declaration of Trust (the “Agreement”) which is incorporated by reference provides, among other things, that no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with trust property or the affairs of the Trust; and all persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any shareholder, Trustee, officer, employee, or agent of the Trust for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, wilful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office. The Agreement requires the CRM Trust to indemnify trustees and officers, as well as former trustees and officers, provided that the Agreement does not allow indemnification in the following circumstances:

(i)	if there has been a final adjudication by a court or other body that the person seeking indemnification engaged in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office,

(ii)	if there has been a final adjudication whereby the person seeking indemnification is found to not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the CRM Trust; or

(iii)	in the event of a settlement resulting in a payment by a person seeking indemnification, unless there has been either a determination that such indemnified person did not engage in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts that that individual did not engage in such conduct by (a) a vote of a majority of the non-interested trustees acting on the matter; or (b) a written opinion of legal counsel chosen by a majority of the trustees and determined by them in their reasonable judgment to be independent.

The CRM Trust is party to an investment advisory agreement with Cramer Rosenthal McGlynn, LLC (the “Adviser”). Paragraph 8 of the foregoing investment advisory agreement with the Trust provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or Fund, any Series of the Trust or Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

Indemnification of ALPS Distributors, Inc. (the “Distributor”), the Funds’ principal underwriter, against certain losses is provided for in Section 7 of the Distribution Agreement with the Distributor incorporated herein by reference.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The only employment of a substantial nature of each of the Adviser’s directors and officers is with the Adviser.

ITEM 32.	PRINCIPAL UNDERWRITER

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Cion Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Global Credit Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director
Jeremy O. May	President, Director

Name*	Position with Underwriter	Positions with Fund
Thomas A. Carter	Executive Vice President, Director
Bradley J. Swenson	Senior Vice President, Chief Operating Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary
Eric T. Parsons	Vice President, Controller and Assistant Treasurer
Randall D. Young**	Secretary
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary
Douglas W. Fleming**	Assistant Treasurer
Steven Price	Senior Vice President, Chief Compliance Officer
Liza Orr	Vice President, Senior Counsel
Jed Stahl	Vice President, Senior Counsel
Taylor Ames	Vice President
Troy A. Duran	Senior Vice President, Chief Financial Officer
James Stegall	Vice President
Gary Ross	Senior Vice President
Kevin Ireland	Senior Vice President
Mark Kiniry	Senior Vice President
Tison Cory	Vice President, Intermediary Operations
Hilary Quinn	Vice President
Jennifer Craig	Assistant Vice President

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Trust, or on its behalf by the Trust’s administrator, accounting agent, distributor and transfer agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 34.	MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on October 28, 2016.

CRM MUTUAL FUND TRUST

By:	/s/ Ronald H. McGlynn
Ronald H. McGlynn
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on October 28, 2016.

SIGNATURE	TITLE

/s/ Ronald H. McGlynn	President
Ronald H. McGlynn

* /s/ Louis Ferrante	Trustee
Louis Ferrante

* /s/ Louis Klein, Jr.	Trustee
Louis Klein, Jr.

/s/ Carlos A. Leal	Chief Financial Officer and Trustee
Carlos A. Leal

* /s/ Clement C. Moore, II	Trustee
Clement C. Moore, II

* By:	/s/ Carlos A. Leal
Carlos A. Leal, Attorney-in-Fact

Exhibit Index

d(16)	Amended and Restated Expense Limitation Agreement between the Trust, with respect to CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM International Opportunity Fund and CRM Long/Short Opportunities Fund and Cramer Rosenthal McGlynn, LLC.

(j)	Consent of Ernst & Young LLP, the Trust’s Independent Registered Public Accounting Firm.